1933 Act File No. 33-11410
                                                      1940 Act File No. 811-4533

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     X

      Pre-Effective Amendment No.                               ...._____

      Post-Effective Amendment No.   18                          ...__X__

                                                          and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   __X__

      Amendment No.  17                                       ...__X__

                  FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.

               (Exact Name of Registrant as Specified in Charter)

         Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire,
                           Federated Investors Tower,
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
 X  on October 31, 1997, pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a) (i) on _________________ pursuant to paragraph (a) (i) 75 days after filing pursuant to paragraph
    (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Copies to:          Matthew G. Maloney, Esquire
                    Dickstein Shapiro  Morin & Oshinsky, LLP
                    2101 L Street, N.W.
                    Washington, D.C.  20037

                              CROSS-REFERENCE SHEET

      This Amendment to the Registration Statement of FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC., which is comprised of four classes of shares, Class A Shares (1); Class B Shares (2); Class C Shares (3); and Class F Shares (4), is comprised of the following:

PART A. NFORMATION REQUIRED IN A PROSPECTUS.



                                        Prospectus Heading
                                        (Rule 404(c) Cross Reference)

Item 1.  Cover Page.....................(1-4) Cover Page.
Item 2.  Synopsis.......................(1-4) Summary of Fund Expenses.
Item 3.  Condensed Financial
          Information...................(1-4) Financial Highlights; (1-4) Performance Information.
Item 4.  General Description of
          Registrant....................(1-3) Synopsis; (1-4) General Information; (1-4) Investment
                                        Information; (1-4) Investment Objective; (1-4) Investment Policies; (1-4) Portfolio
                                        Turnover; (1-4) Municipal Bonds; (1-4) Investment Risks; (1-4) Reducing Risks of
                                        Lower-Rated Securities;(1-4) Investment Limitations; (1-4)
                                        Other Classes of Shares.
Item 5.  Management of the Fund.........(1-4) Fund Information; (1-4) Management of the Fund; (1-3) Distribution of
                                        Fund Shares; (4) Distribution of Class F Shares; (1-4) Distribution
                                        Plan and Shareholder Services; (1-4) Supplemental Payments to Financial
                                        Institutions; (1-4) Administration of the Fund.
Item 6.  Capital Stock and Other
          Securities....................(1-4) Dividends and Distributions;  (1-4) Shareholder Information; (1-4)
                                         Voting Rights; (1-4) Tax Information; (1-4) Federal Income Tax; (1-4)
                                        State and Local Taxes.
Item 7.  Purchase of Securities Being
          Offered.......................(1-4) Net Asset
                                        Value; (1-4)
                                        Investing in the
                                        Fund; (1-4)
                                        Purchasing Shares;
                                        (1-4) Purchasing
                                        Shares Through a
                                        Financial
                                        Intermediary;
                                        (1-4) Purchasing
                                        Shares by Wire;
                                        (1-4) Purchasing
                                        Shares by Check;
                                        (1-4) Eliminating
                                        the Sales
                                        Charge;(1-4)
                                        Systematic
                                        Investment
                                        Program; (1) Class
                                        A Shares; (2)
                                        Class B Shares;
                                        (3) Class C
                                        Shares; (1-4)
                                        Confirmations and
                                        Account
                                        Statements.
Item 8.  Redemption or Repurchase.......(1-4) Redeeming and Exchanging Shares; (1-4) Redeeming Shares through a Financial Intermediary; (1-4) Redeeming or Exchanging Shares by
                                        Telephone; (1-4) Redeeming or Exchanging Shares by Mail; (1-4)
                                        Requirements for Redemption; (1-4) Requirements for Exchange; (1-4) Systematic
                                        Withdrawal Program; (1-4) Contingent Deferred Sales Charge; (1-4) Account and
                                        Share Information;(1-4) Accounts With Low Balances.
Item 9.  Pending Legal Proceedings......None.




PART B. NFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.

Item 10. Cover Page......................(1-4) Cover Page.
Item 11. Table of Contents...............(1-4) Table of Contents.
Item 12. General Information and
          History........................(1-4) General Information About the Fund; (1-4) About Federated
                                         Investors.
Item 13. Investment Objectives and
          Policies.......................(1-4) Investment Objective and Policies; (1-4) Investment Limitations.
Item 14. Management of the Fund          (1-4) Federated Municipal Opportunities Fund, Inc. Management;
                                         (1-4) Directors Compensation.
Item 15. Control Persons and Principal
          Holders of Securities          (1-4) Fund Ownership.
Item 16. Investment Advisory and
          Other Services.................(1-4) Investment Advisory Services; (1-4) Other Services.
Item 17. Brokerage Allocation............(1-4) Brokerage Transactions.
Item 18. Capital Stock and Other
          Securities                     Not applicable.
Item 19. Purchase, Redemption and
          Pricing of Securities
          Being Offered..................(1-4) Purchasing Shares; (1-4) Determining Net Asset Value; (1-4)
                                         Redeeming Shares.
Item 20. Tax Status......................(1-4) Shareholders' Tax Status.
Item 21. Underwriters....................Filed in Part A, Item 5 (1-3 Distribution of Fund Shares; (4)
                                         Distribution of Class F Shares.
Item 22. Calculation of Performance
          Data...........................(1-4) Total Return; (1-4) Yield; (1-4) Tax-Equivalent (1-4) Yield;
                                         (1-4) Performance Comparisons.
Item 23. Financial Statements............Financial Statements incorporated by reference to Registrant's Annual
                                         Report dated August 31, 1997. (File Nos. 33-11410 and 811-4533)









FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.

Class A Shares, Class B Shares, Class C Shares


PROSPECTUS

The shares of Federated Municipal Opportunities Fund, Inc. (the "Fund") represent interests in a diversified, open-end, management investment company (a mutual fund) that seeks a high level of current income exempt from the federal regular income tax by investing primarily in a professionally managed, diversified portfolio of municipal bonds.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT
INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL
RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF
PRINCIPAL.

This prospectus contains the information you should read and know before you invest in Class A Shares, Class B Shares, and Class C Shares of the Fund. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information for Class A Shares, Class B Shares, Class C Shares and Class F Shares dated October 31, 1997, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information or to make inquiries about the Fund, contact your financial institution. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated October 31, 1997



TABLE OF CONTENTS

Summary of Fund Expenses                               1

Financial Highlights -- Class A Shares                 2

Financial Highlights -- Class B Shares                 3

Financial Highlights -- Class C Shares                 4

General Information                                    5
Calling the Fund                                       5

Investment Information                                 5
Investment Objective                                   5
Investment Policies                                    5
Investment Risks                                       7
Reducing Risks of Lower-Rated Securities               7

Investment Limitations                                 8

Net Asset Value                                        8

Investing in the Fund                                  8

Purchasing Shares                                      9
Purchasing Shares Through a
Financial Intermediary                                 9
Purchasing Shares by Wire                              9
Purchasing Shares by Check                             9
Systematic Investment Program                          9
Class A Shares                                        10
Class B Shares                                        10
Class C Shares                                        10

Redeeming and Exchanging Shares                       10
Redeeming or Exchanging Shares Through a

Financial Intermediary                                10
Redeeming or Exchanging Shares by Telephone           11
Redeeming or Exchanging Shares by Mail                11
Requirements for Redemption                           11
Requirements for Exchange                             11

Systematic Withdrawal Program                         11
Contingent Deferred Sales Charge                      12

Account and Share Information                         12
Confirmations and Account Statements                  12
Dividends and Distributions                           12

Accounts with Low Balances                            12/R>

Fund Information                                      13
Management of the Fund                                13
Distribution of Fund Shares                           13
Distribution Plan and Shareholder Services            14
Supplemental Payments to Financial Institutions       14

Administration of the Fund                            14



Administrative Services                               14

Shareholder Information                               15

Tax Information                                       15
Federal Income Tax                                    15
State and Local Taxes                                 15

Performance Information                               16

Other Classes of Shares                               16

Appendix                                              16




                                        SUMMARY OF FUND EXPENSES

                                    SHAREHOLDER TRANSACTION EXPENSES

                                                                                        CLASS A      CLASS B    CLASS C
                                                                                       --------     --------   --------
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)           4.50%         None         None
Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage
of offering price)                                                                       None         None         None
Contingent Deferred Sales Charge (as a percentage of original
purchaseprice or redemption proceeds, as applicable)                                     None        5.50%(2)     1.00%(4)
Redemption Fee (as a percentage of amount redeemed, if applicable)                       None         None         None
Exchange Fee                                                                             None         None         None

                                        ANNUAL OPERATING EXPENSES
                                 (As a percentage of average net assets)

Management Fee                                                                          0.60%        0.60%        0.60%
12b-1 Fee                                                                               0.00%(1)     0.75%        0.75%
Total Other Expenses                                                                    0.49%        0.49%        0.51%
Shareholder Services Fee                                                                0.25%        0.25%        0.25%
Total Operating Expenses                                                                1.09%        1.84%(3)     1.86%




(1) The Class A Shares has no present intention of paying or accruing the 12b-1 fee during the fiscal year ending August 31, 1998. If the Fund were paying or accruing the 12b-1 fee, the Fund would be able to pay up to 0.25% of its average daily net assets for the 12b-1 fee. See "Fund Information."

(2) The contingent deferred sales charge is 5.50% in the first year declining to 1.00% in the sixth year and 0.00% thereafter. (See "Contingent Deferred Sales Charge").

(3) Class B Shares convert to Class A Shares (which pay lower ongoing expenses) approximately eight years after purchase.

(4) The contingent deferred sales charge assessed is 1.00% of the lesser of the original purchase price or the net asset value of shares redeemed within one year of their purchase date. For a more complete description, see "Redeeming
    Class C Shares".


The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Class A Shares of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Investing in Class A Shares" and "Fund Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

LONG-TERM SHAREHOLDERS MAY PAY MORE THAN THE ECONOMIC EQUIVALENT
OF THE MAXIMUM FRONT-END SALES CHARGES PERMITTED UNDER
THE RULES OF THE NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC.




EXAMPLE                                                                               CLASS A       CLASS B       CLASS C
--------------------------------------------------------------------------            --------      --------      --------
You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return, (2) redemption at the end of each time period, and (3) payment of the maximum sales charge.
1 year                                                                                   $ 56         $ 75         $ 29
3 years                                                                                  $ 78         $102         $ 58
5 years                                                                                  $102         $123         $100
10 years                                                                                 $172         $195         $216

You would pay the following expenses on the same investment, assuming no redemption.

1 year                                                                                                $ 19         $ 19
3 years                                                                                               $ 58         $ 58
5 years                                                                                               $100         $100
10 years                                                                                              $195         $216



THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.




                       FINANCIAL HIGHLIGHTS -- CLASS A SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following table has been audited by Deloitte & Touche LLP, the Fund's independent auditors. Their report dated October 13, 1997, on the Fund's financial statements for the year ended
August 31, 1997, and on the following table for each of the periods presented, is included in the Annual Report dated August 31, 1997, which is incorporated by reference. This table should be read in conjunction with the fund's financial statements and notes thereto, which may be obtained from the Fund.


                                                                          YEAR ENDED
                                                                           AUGUST 31,
                                                                   -----------------------
                                                                        1997      1996(A)
                                                                      -------    -------
NET ASSET VALUE, BEGINNING OF PERIOD                                   $10.33     $10.42
-------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------
Net investment income                                                    0.58       0.08
-------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                   0.33      (0.12)
-------------------------------------------------------------------   -------    -------
Total from investment operations                                         0.91      (0.04)
-------------------------------------------------------------------   -------    -------
LESS DISTRIBUTIONS
-------------------------------------------------------------------
Distributions from net investment income                                (0.57)     (0.05)
-------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                         $10.67     $10.33
-------------------------------------------------------------------   -------    -------
TOTAL RETURN(B)                                                          9.07%     (0.36%)
-------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-------------------------------------------------------------------
Expenses                                                                 1.09%      0.84%*
-------------------------------------------------------------------
Net investment income                                                    5.29%      6.15%*
-------------------------------------------------------------------
SUPPLEMENTAL DATA
-------------------------------------------------------------------
Net assets, end of period (000 omitted)                               $94,941       $296
-------------------------------------------------------------------
Portfolio turnover                                                         20%        22%
-------------------------------------------------------------------

*   Computed on an annualized basis.
(a) Reflects operations for the period from August 5, 1996 (date of initial public offering) to August 31, 1996.
(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

FURTHER INFORMATION ABOUT THE FUND'S PERFORMANCE IS CONTAINED
IN THE FUND'S ANNUAL REPORT, DATED AUGUST 31, 1997, WHICH CAN BE
OBTAINED FREE OF CHARGE.







                  FINANCIAL HIGHLIGHTS -- CLASS B SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following table has been audited by Deloitte & Touche LLP, the Fund's independent auditors. Their report dated October 13, 1997, on the Fund's financial statements for the year ended August 31, 1997, and on the following table for each of the periods presented, is included in the Annual Report dated August 31, 1997, which is incorporated by reference. This table should be read in conjunction with the fund's financial statements and notes thereto, which may be obtained from the Fund.



                                                                          YEAR ENDED
                                                                           AUGUST 31,
                                                                   -----------------------
                                                                        1997      1996(A)
                                                                      -------    -------
NET ASSET VALUE, BEGINNING OF PERIOD                                   $10.33     $10.42
-------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------
Net investment income                                                    0.51       0.08
-------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                   0.31      (0.12)
-------------------------------------------------------------------   -------    -------
Total from investment operations                                         0.82      (0.04)
-------------------------------------------------------------------   -------    -------
LESS DISTRIBUTIONS
-------------------------------------------------------------------
Distributions from net investment income                                (0.49)     (0.05)
-------------------------------------------------------------------   -------    -------
NET ASSET VALUE, END OF PERIOD                                         $10.66     $10.33
-------------------------------------------------------------------   -------    -------
TOTAL RETURN(B)                                                          8.17%     (0.36%)
-------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-------------------------------------------------------------------
Expenses                                                                 1.84%      0.84%*
-------------------------------------------------------------------
Net investment income                                                    4.55%      6.15%*
-------------------------------------------------------------------
SUPPLEMENTAL DATA
-------------------------------------------------------------------
Net assets, end of period (000 omitted)                               $14,997       $296
-------------------------------------------------------------------
Portfolio turnover                                                         20%        22%
-------------------------------------------------------------------


*   Computed on an annualized basis.
(a) Reflects operations for the period from August 5, 1996 (date of initial public offering) to August 31, 1996.
(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

FURTHER INFORMATION ABOUT THE FUND'S PERFORMANCE IS CONTAINED IN THE FUND'S ANNUAL REPORT, DATED AUGUST 31, 1997, WHICH CAN BE OBTAINED FREE OF CHARGE.






                   FINANCIAL HIGHLIGHTS -- CLASS C SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following table has been audited by Deloitte & Touche LLP, the Fund's independent auditors. Their report dated October 13, 1997, on the Fund's financial statements for the year ended August 31, 1997, and on the following table for each of the periods presented, is included in the Annual Report dated August 31, 1997, which is incorporated by reference. This table should be read in conjunction with the fund's financial statements and notes thereto, which may be obtained from the Fund.


                                                                          YEAR ENDED
                                                                           AUGUST 31,
                                                                   -----------------------
                                                                        1997      1996(A)
                                                                      -------    -------
NET ASSET VALUE, BEGINNING OF PERIOD                                   $10.33     $10.42
-------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------
Net investment income                                                    0.50       0.08
-------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                   0.32      (0.12)
-------------------------------------------------------------------   -------    -------
Total from investment operations                                         0.82      (0.04)
-------------------------------------------------------------------   -------    -------
LESS DISTRIBUTIONS
-------------------------------------------------------------------
Distributions from net investment income                                (0.49)     (0.05)
-------------------------------------------------------------------   -------    -------
NET ASSET VALUE, END OF PERIOD                                         $10.66     $10.33
-------------------------------------------------------------------   -------    -------
TOTAL RETURN(B)                                                          8.17%     (0.36%)
-------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-------------------------------------------------------------------
Expenses                                                                 1.86%      0.84%*
-------------------------------------------------------------------
Net investment income                                                    4.51%      6.15%*
-------------------------------------------------------------------
SUPPLEMENTAL DATA
-------------------------------------------------------------------
Net assets, end of period (000 omitted)                                $1,950       $296
-------------------------------------------------------------------
Portfolio turnover                                                         20%        22%
-------------------------------------------------------------------


*   Computed on an annualized basis.
(a) Reflects operations for the period from August 5, 1996 (date of initial public offering) to August 31, 1996.
(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

FURTHER INFORMATION ABOUT THE FUND'S PERFORMANCE IS CONTAINED IN
THE FUND'S ANNUAL REPORT, DATED AUGUST 31, 1997, WHICH CAN BE
OBTAINED FREE OF CHARGE.





GENERAL INFORMATION

The Fund was incorporated under the laws of the State of Maryland on November 26, 1986.

Class A Shares, Class B Shares and Class C Shares of the Fund ("Shares") are designed for individuals as a convenient means of accumulating an interest in a professionally managed, diversified portfolio of municipal bonds.

The Fund's current net asset value and offering price may be found in the mutual funds section of local newspapers under "Federated" and the appropriate class designation listing.

CALLING THE FUND

Call the Fund at 1-800-341-7400.


INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide a high level of current income which is generally exempt from the federal regular income tax (federal regular income tax does not include the federal alternative minimum tax). The investment objective cannot be changed without approval of shareholders. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

The Fund pursues its investment objective by investing primarily in a diversified portfolio of municipal bonds. The Fund invests its assets so that at least 80% of its annual interest income is exempt from federal regular income tax. The Fund may invest up to but less than 35% of its net assets in lower quality municipal bonds. These bonds will usually offer higher yields than higher-rated bonds but involve greater investment risk at the time of issue. (See "Investment Risks.")

INVESTMENT POLICIES

Unless otherwise designated, the investment policies described below may be changed by the Directors without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS

The Fund invests primarily in municipal bonds. Municipal bonds are debt obligations issued by or on behalf of states, territories and possessions of the United States, including the District of Columbia, and their political subdivisions, agencies and instrumentalities, the interest from which is exempt from the federal regular income tax. It is likely, however, that shareholders will be required to include interest from a portion of the municipal bonds owned by the Fund in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.

CHARACTERISTICS

The municipal bonds which the Fund buys are rated Ba or higher by Moody's Investors Service, Inc. ("Moody's") or rated BB or higher by Standard & Poor's ("S&P"). The Fund will limit its purchases of municipal bonds rated Ba and BB (commonly known as "junk bonds") to up to but less than 35% of its net assets. The Fund may buy bonds which are unrated but which the adviser judges to be similar in quality to those rated bonds which it purchases. A description of the ratings categories is contained in the Appendix to this prospectus.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.


INVERSE FLOATERS

The Fund may invest in securities known as "inverse floaters" which represent interests in municipal securities. The Fund intends to purchase inverse floaters to assist in duration management and to seek current income. These obligations pay interest rates that vary inversely with changes in the interest rates of specified short-term municipal securities or an index of short-term municipal securities. The interest rates on inverse floaters will typically decline as short-term market interest rates increase and increase as short-term market rates decline. Inverse floaters will generally respond to changes in market interest rates more rapidly than fixed-rate long-term securities (typically twice as fast). As a result, the market values of inverse floaters will generally be more volatile than the market values of fixed-rate municipal securities. Typically, the portion of the portfolio invested in inverse floaters will be subject to additional volatility.

FINANCIAL FUTURES

The Fund may purchase and sell interest rate and index financial futures contracts. These financial futures contracts may be used to hedge all or a portion of its portfolio against changes in the market value of portfolio securities and interest rates, provide additional liquidity, and accomplish its current strategies in a more expeditious fashion. Financial futures contracts call for the delivery of particular debt instruments at a certain time in the future. The seller of the contract agrees to make delivery of the type of instrument called for in the contract and the buyer agrees to take delivery of the instrument at the specified future time.

As a matter of investment policy, which may be changed without shareholder approval, the Fund may not purchase or sell futures contracts if immediately thereafter the sum of the amount of margin deposits on the Fund's existing futures positions would exceed 5% of the market value of the Fund's total assets. When the Fund purchases futures contracts, an amount of municipal securities, cash or cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the Fund's custodian (or the broker, if legally permitted) to collateralize the position.

RISKS

When the Fund uses financial futures, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the futures contract to react differently than the portfolio securities to market changes. In addition, the Fund's investment adviser could be incorrect in its expectations about the direction or extent of market factors such as interest rate movements. In these events, the Fund may lose money on the futures contract. It is not certain that a secondary market for positions in futures contracts will exist at all times. Although the investment adviser will consider liquidity before entering into futures transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract at any particular time. The Fund's ability to establish and close out futures positions depends on this secondary market.


TEMPORARY INVESTMENTS

The Fund invests its assets so that at least 80% of its annual interest income is exempt from the federal regular income tax, except when investing for "defensive" purposes as described below. This policy cannot be changed without approval of shareholders. From time to time on a temporary basis, or when the investment adviser determines that market conditions call for a temporary defensive posture, the Fund may invest in short-term tax-exempt or taxable temporary investments. These temporary investments include: fixed or variable rate notes issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; other debt securities; commercial paper; certificates of deposit of banks; and repurchase agreements (arrangements in which the organization selling the Fund a bond or temporary investment agrees at the time of sale to repurchase it at a mutually agreed upon time and price).

There are no rating requirements applicable to temporary investments. However, the investment adviser will limit temporary investments to those it considers to be of good quality.

OTHER INVESTMENT TECHNIQUES

The Fund may purchase a right to sell a security held by it back to the issuer or to another party at an agreed upon price at any time during a stated period or on a certain date. These rights may be referred to as "liquidity puts" or "standby commitments."

The Fund may also hedge all or a portion of its investments by entering into futures contracts or options on them. Any gains realized on futures contracts and options thereon are taxable. The Fund will notify shareholders before it engages in these futures transactions.

PORTFOLIO TURNOVER

Although the Fund does not intend to invest for the purpose of seeking short-term profits, securities in its portfolio will be sold whenever the Fund's investment adviser believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held.

MUNICIPAL BONDS

Municipal bonds are generally issued to finance public works such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. Municipal bonds are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities. Certain types of "private activity" municipal bonds are issued to obtain funding for privately operated facilities.

There are two categories of municipal bonds: general obligation and revenue. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility. Payment of principal and interest on such bonds is dependent solely on the revenue generated by the facility financed by the bond or other specified sources of revenue or collateral. Private activity bonds are typically one type of "revenue" bonds.

In most cases, lower quality bonds are private activity bonds or other revenue bonds which are not payable from general tax revenues. The Fund may invest more than 25% of the value of its assets in private activity bonds which may result in more than 25% of the Fund's assets being invested in one industry. It is also possible that the Fund may from time to time invest more than 25% of its assets in health care facilities revenue obligations, housing agency revenue obligations or electric utility obligations. Economic, business, political and other developments generally affecting the revenues of issuers in such a market segment (for example, proposed legislation or pending court decisions affecting the financing of projects and market factors affecting the demand for their services or products) may have a general adverse impact on all municipal bonds in the segment.

The Fund does not intend to purchase securities if, as a result of such purchase, more than 25% of the value of its total assets would be invested in the securities of governmental subdivisions located in any one state, territory or possession of the United States.

INVESTMENT RISKS

The value of Shares will fluctuate. The amount of this fluctuation is dependent upon the quality and maturity of the municipal bonds in the Fund's portfolio as well as on market conditions. Generally speaking, the lower quality, long-term bonds in which the Fund invests have greater fluctuation in value than high quality, shorter-term bonds.

Municipal bond prices are interest rate sensitive, which means that their value varies inversely with market interest rates. Thus, if market interest rates have increased from the time a bond was purchased, the bond, if sold, might be sold at a price less than its cost. Similarly, if market interest rates have declined from the time a bond was purchased, the bond, if sold, might be sold at a price greater than its cost. (In either instance, if the bond was held to maturity, no loss or gain normally would be realized as a result of interim market fluctuations.)

Prices of lower grade bonds also fluctuate with changes in the perceived quality of the credit of their issuers. Consequently, shares may not be suitable for persons who cannot assume the somewhat greater risks of capital depreciation associated with higher tax-exempt income yields. In addition, bonds rated "BBB" by S& P or "Baa" by Moody's have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher rated bonds.

A large portion of the Fund's portfolio may be invested in bonds whose interest payments are from revenues of similar projects (such as housing or hospitals) or where issuers share the same geographic location. As a result, the Fund may be more susceptible to similar economic, political or regulatory developments than would a portfolio of bonds with a greater geographic and project variety. This susceptibility may result in greater fluctuations in share price.

Many issuers of municipal bonds which have characteristics of rated bonds choose to not have their obligations rated. Unrated bonds may carry a greater risk and a higher yield than rated securities. Although unrated bonds are not necessarily of lower quality, the market for them may not be as broad as that for rated bonds since many investors rely solely on the major rating agencies for credit appraisal.

Further, the lower rated or unrated municipal bonds which the Fund may purchase are frequently traded only in markets where the number of potential purchasers and sellers is limited. This consideration may have the effect of limiting the availability of such bonds for the Fund to purchase and may also have the effect of limiting the ability of the Fund to sell such bonds at their fair value either to meet redemption requests or to respond to changes in the economy or the financial markets. The Fund will not invest more than 10% of its total assets in securities which are not readily marketable.

REDUCING RISKS OF LOWER-RATED SECURITIES

The Fund's investment adviser believes that the risks of investing in lower rated securities can be reduced. The professional portfolio management techniques used by the Fund to attempt to reduce these risks include:

CREDIT RESEARCH

When purchasing bonds, rated or unrated, the Fund's investment adviser performs its own credit analysis in addition to using recognized rating agencies. This credit analysis considers the economic feasibility of revenue bond project financing and general purpose borrowings, the financial condition of the issuer or guarantor with respect to liquidity, cash flow and ability to meet anticipated debt service requirements, and political developments that may affect credit quality.

DIVERSIFICATION

The Fund invests in securities of many different issuers to reduce portfolio risks.

ECONOMIC ANALYSIS

The Fund's adviser also considers trends in the overall economy, in geographic areas, in various industries, and in the financial markets.


INVESTMENT LIMITATIONS

The Fund will not:

* borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a portfolio instrument for a percentage of its cash value with an arrangement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may, exclusive of custodian intra-day cash advances and the collateralization of such advances, borrow up to one-third of the value of its total assets and pledge up to 10% of the value of those assets to secure such borrowings; or

* invest more than 10% of its net assets in securities subject to restrictions on resale under the Securities Act of 1933, except for certain restricted securities which meet the criteria for liquidity as established by the directors.

The above investment limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Directors without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

The Fund will not invest more than 5% of its total assets in securities of one issuer (except cash and cash items and U.S. government obligations).


NET ASSET VALUE

The Fund's net asset value ("NAV") per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

All purchases, redemptions and exchanges are processed at the NAV next determined after the request in proper form is received by the Fund.
The NAV is determined as of the close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) every day the New York Stock Exchange is open.


INVESTING IN THE FUND

This prospectus offers three classes of Shares each with the characteristics described below.

                            CLASS A       CLASS B         CLASS C
                          ----------    ------------   ------------
Minimum and Subsequent     $500/$100     $1500/$100     $1500/$100
Investment Amounts
Minimum and Subsequent         NA            NA              NA
Investment Amount
for Retirement Plans
Maximum Sales Charge          4.50%*        None            None
Maximum Contingent            None          5.50%          1.00%#
Deferred Sales
Charge**
Conversion Feature***          No            Yes              No

* Class A Shares are sold at NAV, plus a sales charge as follows:

                            SALES CHARGE
                         AS A PERCENTAGE OF          DEALER
                       -----------------------    CONCESSION AS
                         PUBLIC       NET       A PERCENTAGE OF
                        OFFERING     AMOUNT     PUBLIC OFFERING
AMOUNT OF TRANSACTION     PRICE     INVESTED         PRICE
------------------     --------     ----------  --------------
Less than $100,000        4.50%       4.71%          4.00%
$100,000 but less
than $250,000             3.75%       3.90%          3.25%

$250,000 but less
than $500,000             2.50%       2.56%          2.25%
$500,000 but less
than $1 million           2.00%       2.04%          1.80%
$1 million or greater     0.00%       0.00%          0.25%

** Computed on the lesser of the NAV of the redeemed Shares at the time of purchase or the NAV of the redeemed Shares at the time of redemption.

   The following contingent deferred sales charge schedule applies to Class B Shares:

YEAR OF REDEMPTION       CONTINGENT DEFERRED
AFTER PURCHASE               SALES CHARGE
------------------        ------------------
First                            5.50%
Second                           4.75%
Third                            4.00%
Fourth                           3.00%
Fifth                            2.00%
Sixth                            1.00%
Seventh and thereafter           0.00%

*** Class B Shares convert to Class A Shares (which pay lower ongoing expenses) approximately eight years after purchase. See "Conversion of Class B Shares."

#   The contingent deferred sales charge is assessed on Shares redeemed within one year of their purchase date.


PURCHASING SHARES

Shares of the Fund are sold on days on which the New York Stock Exchange is open. Shares of the Fund may be purchased as described below, either through a financial intermediary (such as a bank or broker/dealer) or by sending a wire or check directly to the Fund. Financial intermediaries may impose different minimum investment requirements on their customers. An account must be established with a financial intermediary or by completing, signing, and returning the new account form available from the Fund before Shares can be purchased. Shareholders in certain other funds advised and distributed by affiliates of Federated Investors ("Federated Funds") may exchange their Shares for Shares of the corresponding class of the Fund. The Fund reserves the right to reject any purchase or exchange request.

In connection with any sale, Federated Securities Corp. may, from time to time, offer certain items of nominal value to any shareholder or investor.

PURCHASING SHARES THROUGH A FINANCIAL INTERMEDIARY

Orders placed through a financial intermediary are considered received when the Fund is notified of the purchase order or when payment is converted into federal funds. Purchase orders through a broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. Purchase orders through other financial intermediaries must be received by the financial intermediary and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. It is the financial intermediary's responsibility to transmit orders promptly. Financial intermediaries may charge fees for their services.

The financial intermediary which maintains investor accounts in Class B Shares or Class C Shares with the Fund must do so on a fully disclosed basis unless it accounts for share ownership periods used in calculating the contingent deferred sales charge (see "Contingent Deferred Sales Charge"). In addition, advance payments made to financial intermediaries may be subject to reclaim by the distributor for accounts transferred to financial intermediaries which do not maintain investor accounts on a fully disclosed basis and do not account for share ownership periods.

PURCHASING SHARES BY WIRE

Shares may be purchased by Federal Reserve wire by calling the Fund. All information needed will be taken over the telephone, and the order is considered received when State Street Bank receives payment by wire. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA 02266-8600; Attention; EDGEWIRE; For Credit to: (Fund Name) (Fund Class); (Fund Number -- this number can be found on the account statement or by contacting the Fund); Account Number; Trade Date and Order Number; Group Number or Dealer Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted.

PURCHASING SHARES BY CHECK

Shares may be purchased by mailing a check made payable to the name of the Fund (designate class of Shares and account number) to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received).

SYSTEMATIC INVESTMENT PROGRAM

Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account at an Automated Clearing House ("ACH") member and invested in the Fund. Shareholders should contact their financial intermediary or the Fund to participate in this program.

CLASS A SHARES

Class A Shares are sold at NAV, plus a sales charge. However:

NO SALES CHARGE IS IMPOSED FOR CLASS A SHARES PURCHASED:

* through financial intermediaries that do not receive sales charge dealer concessions;

* by Federated Life Members who maintain a $500 minimum balance in at least one of the Federated Funds; or

* through "wrap accounts" or similar programs under which clients pay a fee for services.

IN ADDITION, THE SALES CHARGE CAN BE REDUCED OR ELIMINATED BY:

* purchasing in quantity and accumulating purchases at the levels in the table under "Investing in the Fund";

* combining concurrent purchases of two or more funds;

* signing a letter of intent to purchase a specific quantity of shares within 13 months; or

* using the reinvestment privilege.

Consult a financial intermediary or Federated Securities Corp. for details on these programs. In order to eliminate the sales charge or receive sales charge reductions, Federated Securities Corp. must be notified by the shareholder in writing or by a financial intermediary at the time of purchase.


DEALER CONCESSION

For sales of Class A Shares, the distributor will normally offer to pay a dealer up to 90% of the applicable sales charge. Any portion of the sales charge which is not paid to a dealer will be retained by the distributor. However, the distributor may offer to pay dealers up to 100% of the sales charge retained by it. Such payments may take the form of cash or promotional incentives, such as reimbursement of certain expenses of qualified employees and their spouses to attend informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. In some instances, these incentives will be made available only to dealers whose employees have sold or may sell a significant amount of Shares. On purchases of $1 million or more, the investor pays no sales charge; however, the distributor will make twelve monthly payments to the dealer totaling 0.25% of the public offering price over the first year following the purchase. Such payments are based on the original purchase price of Shares outstanding at each month end. Federated Securities Corp. may pay fees to banks out of the sales charge in exchange for sales and/or administrative services performed on behalf of the bank's customers in connection with the establishment of customer accounts and purchases of Shares.

CLASS B SHARES


Class B Shares are sold at NAV. Under certain circumstances, a contingent deferred sales charge will be assessed at the time of a redemption. Orders for $250,000 or more of Class B Shares will automatically be invested in Class A Shares.


CONVERSION OF CLASS B SHARES

Class B Shares will automatically convert into Class A Shares after eight full years from the purchase date. Such conversion will be on the basis of the relative NAVs per Share, without the imposition of any charges. Class B Shares acquired by exchange from Class B Shares of another Federated Fund will convert into Class A Shares based on the time of the initial purchase.

CLASS C SHARES

Class C Shares are sold at NAV. A contingent deferred sales charge of 1.00% will be charged on assets redeemed within the first full 12 months following purchase.


REDEEMING AND EXCHANGING SHARES


Shares of the Fund may be redeemed for cash or exchanged for Shares of the same class of other Federated Funds on days on which the Fund computes its NAV. Shares are redeemed at NAV less any applicable contingent deferred sales charge. Exchanges are made at NAV. Shareholders who desire to automatically exchange Shares, of a like class, in a pre-determined amount on a monthly, quarterly, or annual basis may take advantage of a systematic exchange privilege. Information on this privilege is available from the Fund or your financial intermediary. Depending upon the circumstances, a capital gain or loss may be realized when Shares are redeemed or exchanged.

REDEEMING OR EXCHANGING SHARES THROUGH A FINANCIAL INTERMEDIARY

Shares of the Fund may be redeemed or exchanged by contacting your financial intermediary before 4:00 p.m. (Eastern time). In order for these transactions to be processed at that day's NAV, financial intermediaries (other than broker/dealers) must transmit the request to the Fund before 4:00 p.m. (Eastern time), while broker/dealers must transmit the request to the Fund before 5:00 p.m. (Eastern time). The financial intermediary is responsible for promptly submitting transaction requests and providing proper written instructions. Customary fees and commissions may be charged by the financial intermediary for this service. Appropriate authorization forms for these transactions must be on file with the Fund.

REDEEMING OR EXCHANGING SHARES BY TELEPHONE

Shares acquired directly from the Fund may be redeemed in any amount, or exchanged, by calling 1-800-341-7400. Appropriate authorization forms for these transactions must be on file with the Fund. Shares held in certificate form must first be returned to the Fund as described in the instructions under "Redeeming or Exchanging Shares by Mail." Redemption proceeds will either be mailed in the form of a check to the shareholder's address of record or wire-transferred to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System, normally within one business day, but in no event more than seven days, after the redemption request. The minimum amount for a wire transfer is $1,000. Proceeds from redeemed Shares purchased by check or through ACH will not be wired until that method of payment has cleared.

Telephone instructions will be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming or Exchanging Shares By Mail" should be considered. The telephone transaction privilege may be modified or terminated at any time. Shareholders would be promptly notified.

REDEEMING OR EXCHANGING SHARES BY MAIL

Shares may be redeemed in any amount, or exchanged, by mailing a written request to: Federated Shareholder Services Company, Fund Name, Share Class, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they must accompany the written request. It is recommended that certificates be sent unendorsed by registered or certified mail.

All written requests should state: Fund Name and the Share Class name; the account name as registered with the Fund; the account number; and the number of Shares to be redeemed or the dollar amount of the transaction. An exchange request should also state the name of the Fund into which the exchange is to be made. All owners of the account must sign the request exactly as the Shares are registered. A check for redemption proceeds is normally mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption or exchange request is processed.

REQUIREMENTS FOR REDEMPTION

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record, must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

REQUIREMENTS FOR EXCHANGE

Shareholders must exchange Shares having an NAV equal to the minimum investment requirements of the fund into which the exchange is being made. Contact your financial intermediary directly or the Fund for free information on and prospectuses for the Federated Funds into which your Shares may be exchanged. Before the exchange, the shareholder must receive a prospectus of the fund for which the exchange is being made.

Upon receipt of proper instructions and required supporting documents, Shares submitted for exchange are redeemed and proceeds invested in the same class of shares of the other fund. Signature guarantees will be required to exchange between fund accounts not having identical shareholder registrations. The exchange privilege may be modified or terminated at any time. Shareholders will be notified of the modification or termination of the exchange privilege.

SYSTEMATIC WITHDRAWAL PROGRAM

Under this program, Shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder.

To be eligible to participate in this program, a shareholder must have an account value of at least $10,000. A shareholder may apply for participation in this program through his financial intermediary or by calling the Fund.

Because participation in this program may reduce, and eventually deplete the shareholder's investment in the Fund, payments under this program should not be considered as yield or income. It is not advisable for shareholders to continue to purchase Class A Shares subject to a sales charge while participating in this program. A contingent deferred sales charge may be imposed on Class B and C Shares.


CONTINGENT DEFERRED SALES CHARGE

The contingent deferred sales charge will be deducted from the redemption proceeds otherwise payable to the shareholder and will be retained by the distributor. Redemptions will be processed in a manner intended to maximize the amount of redemption which will not be subject to a contingent deferred sales charge. The contingent deferred sales charge will not be imposed with respect to Shares acquired through the reinvestment of dividends or distributions of long-term capital gains. In determining the applicability of the contingent deferred sales charge, the required holding period for your new Shares received through an exchange will include the period for which your original Shares were held.

ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE

Upon written notification to Federated Securities Corp. or the transfer agent, no contingent deferred sales charge will be imposed on redemptions:

* following the death or disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, of the last surviving shareholder;

* representing minimum required distributions from an Individual
Retirement Account or other retirement plan to a shareholder who has attained the age of 70 1/2;

* which are involuntary redemptions of shareholder accounts that do not comply with the minimum balance requirements;

* which are qualifying redemptions of Class B Shares under a Systematic Withdrawal Program;

* which are reinvested in the Fund under the reinvestment privilege;

* of Shares held by Directors, employees and sales representatives of the Fund, the distributor, or affiliates of the Fund or distributor, employees of any financial intermediary that sells Shares of the Fund pursuant to a sales agreement with the distributor, and their immediate family members to the extent that no payments were advanced for purchases made by these persons; and

* of Shares originally purchased through a bank trust department, an investment adviser registered under the Investment Advisers Act of 1940 or retirement plans where the third party administrator has entered into certain arrangements with Federated Securities Corp. or its affiliates, or any other financial intermediary, to the extent that no payments were advanced for purchases made through such entities.

For more information regarding the elimination of the contingent deferred sales charge through a Systematic Withdrawal Program, or any of the above provisions, contact your financial intermediary or the Fund. The Fund reserves the right to discontinue or modify these provisions. Shareholders will be notified of such action.


ACCOUNT AND SHARE INFORMATION


CONFIRMATIONS AND ACCOUNT STATEMENTS

Shareholders will receive detailed confirmations of transactions (except for systematic program transactions). In addition, shareholders will receive periodic statements reporting all account activity, including dividends paid. The Fund will not issue share certificates.

DIVIDENDS AND DISTRIBUTIONS

Dividends are declared and paid monthly to all shareholders invested in the Fund on the record date. Net long-term capital gains realized by the Fund, if any, will be distributed at least once every twelve months. Dividends and distributions are automatically reinvested in additional Shares of the Fund on payment dates at the ex-dividend date without a sales charge, unless shareholders request cash payments on the new account form or by contacting the transfer agent.


ACCOUNTS WITH LOW BALANCES


Due to the high cost of maintaining accounts with low balances, the Fund may close an account by redeeming all Shares and paying the proceeds to the shareholder if the account balance falls below the applicable minimum investment amount. Retirement plan accounts and accounts where the balance falls below the minimum due to NAV changes will not be closed in this manner. Before an account is closed, the shareholder will be notified and allowed 30 days to purchase additional Shares to meet the minimum.


FUND INFORMATION

MANAGEMENT OF THE FUND

DIRECTORS


The Fund is managed by the Board of Directors. The Directors are responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. An Executive Committee of the Directors handles the Director's responsibilities between meetings of the Directors.


INVESTMENT ADVISER

Investment decisions for the Fund are made by Federated Advisers, the Fund's investment adviser (the "Adviser"), subject to direction by the Directors. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.

Both the Corporation and the Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Directors, and could result in severe penalties.

ADVISORY FEES


The Adviser receives an annual investment advisory fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive a portion of its fee or reimburse the fund for certain operating expenses. The Adviser can terminate this voluntary waiver of its advisory fee at any time at its sole discretion.


ADVISER'S BACKGROUND

Federated Advisers, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the Trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.


Federated Advisers and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $110 billion invested across more than 300 funds under management and/or administration by its subsidiaries, as of December 31, 1996, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. The Federated Funds are presently at work in and through 4,500 financial institutions nationwide.


Mary Jo Ochson has been the Fund's portfolio manager since May 1996. Ms. Ochson joined Federated Investors in 1982 and has been a Senior Vice President of the Fund's investment adviser since January 1996. From 1988 through 1995, Ms. Ochson served as a Vice President of the Fund's investment adviser. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.


J. Scott Albrecht has been the Fund's portfolio manager since May 1996 Mr. Albrecht joined Federated Investors in 1989 and has been a Vice President of the Fund's investment adviser since 1994. From 1992 to 1994, Mr. Albrecht served as an Assistant Vice President of the Fund's investment adviser. In 1991, Mr. Albrecht acted as an investment analyst. Mr. Albrecht is a Chartered Financial Analyst and received his M.S. in Public Management from Carnegie Mellon University.


DISTRIBUTION OF FUND SHARES


Federated Securities Corp. is the principal distributor for Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.


DISTRIBUTION PLAN AND SHAREHOLDER SERVICES

Under a distribution plan adopted in accordance with Investment Company Act Rule 12b-1 (the "Distribution Plan"), Class A Shares, Class B Shares and Class C Shares will pay a fee to the distributor in an amount computed at an annual rate of 0.25%, 0.75% and 0.75%, respectively, of the average daily net assets of each class of Shares to finance any activity which is principally intended to result in the sale of Shares subject to the Distribution Plan. For Class C Shares, the distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide sales services or distribution-related support services as agents for their clients or customers. With respect to Class B Shares, because distribution fees to be paid by the Fund to the distributor may not exceed an annual rate of 0.75% of each class of Shares' average daily net assets, it will take the distributor a number of years to recoup the expenses it has incurred for its sales services and distribution-related support services pursuant to the Plan. The Fund is not currently making payments for Class A Shares under the Distribution Plan, nor does it anticipate doing so in the immediate future.

The Distribution Plan is a compensation type Plan. As such, the Fund makes no payments to the distributor, except as described above. Therefore, the Fund does not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from future made by Shares under the Plan.

In addition, the Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25% of the average daily net asset value of Class A Shares, Class B Shares, and Class C Shares to obtain certain personal services for shareholders and for the maintenance of shareholder accounts. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon Shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.

In addition to payments made pursuant to the Distribution Plan and Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of sales services, distribution-related support services, or shareholder services.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS

In addition to payments made pursuant to the Distribution Plan and Shareholder Services Agreement, the distributor may pay a supplemental fee from its own assets to financial institutions as financial assistance for providing substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars at recreational-type facilities for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of Shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's Adviser or its affiliates.


ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund.
Federated Services Company provides these at an annual rate which relates to the average aggregate daily net assets of all of the Federated Funds as specified below:

  MAXIMUM             AVERAGE AGGREGATE
    FEE               DAILY NET ASSETS
----------   ------------------------------------
  0.150%         on the first $250 million
  0.125%         on the next $250 million
  0.100%          on the next $250 million
  0.075%      on assets in excess of $750 million


The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.


SHAREHOLDER INFORMATION


Each Share of the Fund gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote. All Shares of each portfolio or class in the Fund have equal voting rights, except that in matters affecting only a particular portfolio or class, only Shares of that portfolio or class are entitled to vote.

Directors may be removed by the Directors or shareholders at a special meeting. A special meeting of shareholders shall be called by the Directors upon the written request of shareholders owning at least 10% of the Fund's outstanding Shares of all series entitled to vote.

As of October 6, 1997, the following shareholders of record owned 25% or more of the outstanding Shares of the Fund: BHC Securities, Inc., Philadelphia, PA, owned approximately 137,433 Class C Shares (76.31%) and Merrill Lynch Pierce, Fenner & Smith (as record owner holding Class F Shares for its clients), Jacksonville, FL, owned approximately 8,038,548 Class F Shares (26.32%) and, therefore, may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.


TAX INFORMATION

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. Shareholders are not required to pay the federal regular income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds. However, under the Tax Reform Act of 1986, dividends representing net interest earned on some municipal bonds may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.

The alternative minimum tax, up to 28% of alternative minimum taxable income for individuals and 20% for corporations, applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.

The Tax Reform Act of 1986 treats interest on certain "private activity" bonds issued after August 7, 1986, as a tax preference item for both individuals and corporations. Unlike traditional governmental purpose municipal bonds, which finance roads, schools, libraries, prisons and other public facilities, private activity bonds provide benefits to private parties. The Fund may purchase all types of municipal bonds, including private activity bonds. Thus, should it purchase any such bonds, a portion of the Fund's dividends may be treated as a tax preference item.

In addition, in the case of a corporate shareholder, dividends of the Fund which represent interest on municipal bonds may be subject to the 20% corporate alternative minimum tax because the dividends are included in a corporation's "adjusted current earnings." The corporate alternate minimum tax treats 75% of the excess of a taxpayer's pre-tax "adjusted current earnings" over the taxpayer's alternative minimum taxable income as a tax preference item. "Adjusted current earnings" is based upon the concept of a corporation's "earnings and profits." Since "earnings and profits" generally includes the full amount of any Fund dividend, and alternative minimum taxable income does not include the portion of the Fund's dividend attributable to municipal bonds which are not private activity bonds, the difference will be included in the calculation of the corporation's alternative minimum tax.

Dividends of the Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

These tax consequences apply whether dividends are received in cash or as additional shares. Information on the tax status of dividends and distributions is provided annually.

STATE AND LOCAL TAXES

Because interest received by the Fund may not be exempt from all state and local income taxes, shareholders may be required to pay state and local taxes on dividends received from the Fund. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION

From time to time, the Fund advertises its total return, yield, and tax-equivalent yield for each class of Shares including Class F Shares as described under "Other Classes of Shares."

Total return represents the change, over a specific period of time, in the value of an investment in each class of Shares after reinvesting all income and capital gain distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.


The yield of each class of Shares is calculated by dividing the net investment income per share (as defined by the SEC) earned by each class of Shares over a thirty day period by the maximum offering price per share of each class on the last day of the period. This number is then annualized using semi-annual compounding. The tax-equivalent yield of each class of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that each class would have had to earn to equal its actual yield, assuming a specific tax rate. The yield and the tax-equivalent yield do not necessarily reflect income actually earned by each class of Shares and, therefore, may not correlate to the dividends or other distributions paid to shareholders. The performance information reflects the effect of the maximum sales charge and other similar non-recurring charges, such as the contingent deferred sales charge, which, if excluded, would increase the total return, yield, and tax-equivalent yield.


Total return, yield, and tax-equivalent yield will be calculated separately for Class A Shares, Class B Shares, Class C Shares, and Class F Shares.

From time to time, advertisements for Class A Shares, Class B Shares, and Class C Shares may refer to ratings, rankings, and other information in certain financial publications and/or compare the performance of Class A Shares, Class B Shares, and Class C Shares to certain indices.


OTHER CLASSES OF SHARES

The Fund also offers another class of shares called Class F Shares. Class F Shares are sold primarily to customers of financial institutions subject to a front-end sales charge, a contingent deferred sales charge and a minimum initial investment of $1,500.

Shares and Class F Shares are subject to certain of the same expenses. Expense differences, however, between Shares and Class F Shares may affect the performance of each class.

To obtain more information and a prospectus for Class F Shares, investors may call 1-800-341-7400 or contact their financial institution.


APPENDIX

MUNICIPAL BOND RATING DEFINITIONS
STANDARD AND POOR'S RATINGS GROUP

AAA -- Debt rated "AAA" has the highest rating assigned by Standard & Poor's Ratings Group ("S&P"). Capacity to pay interest and repay principal is extremely strong.

AA -- Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A -- Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effect of changes in circumstances and economic conditions than debt in higher rated categories.

BBB -- Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB -- Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB" rating.

MOODY'S INVESTORS SERVICE, INC.

Aaa -- Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

A -- Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa -- Bonds which are rated "Baa" are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds which are rated "Ba" are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.



[LOGO OMITTED] FEDERATED INVESTORS


FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.


Class A Shares, Class B Shares,
Class C Shares


PROSPECTUS
OCTOBER 31, 1997


An Open-End, Diversified
Management Investment Company



FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.
Class A Shares, Class B Shares, Class C Shares
Federated Investors Tower
Pittsburgh, PA 15222-3779

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER
Federated Advisers
Federated Investors Tower
Pittsburgh, PA 15222-3779

CUSTODIAN
State Street Bank and
Trust Company
P.O. Box 8600
Boston, MA 02266-8600

TRANSFER AGENT
AND DIVIDEND
DISBURSING AGENT
Federated Shareholder
Services Company
P.O. Box 8600
Boston, MA 02266-8600

INDEPENDENT AUDITORS
Deloitte & Touche LLP
2500 One PPG Place
Pittsburgh, PA 15222-5401


Federated Securities Corp., Distributor

Federated Investors Tower
Pittsburgh, PA 15222-3779

1-800-341-7400

WWW.federatedinvestors.com


Cusip 313910200
Cusip 313910309
Cusip 313910408




G00570-03 (10/97)




[RECYCLE LOGO]
RECYCLED PAPER






FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.

Class F Shares

PROSPECTUS


The Class F Shares of Federated Municipal Opportunities Fund, Inc. (the "Fund") represent interests in a diversified, open-end, management investment company (a mutual fund) that seeks a high level of current income exempt from the federal regular income tax by investing primarily in a professionally managed, diversified portfolio of municipal bonds.


THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT
INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL
RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF
PRINCIPAL.

This prospectus contains the information you should read and know before you invest in Class F Shares of the Fund. Keep this prospectus for future reference.


The Fund has also filed a Statement of Additional Information for Class A Shares, Class B Shares, Class C Shares, and Class F Shares dated October 31, 1997, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information or to make inquiries about the Fund, contact your financial institution. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated October 31, 1997




TABLE OF CONTENTS

Summary of Fund Expenses                             1

Financial Highlights -- Class F Shares               2

General Information                                  3
Calling the Fund                                     3

Investment Information                               3
Investment Objective                                 3
Investment Policies                                  3
Investment Risks                                     5
Reducing Risks of Lower-Rated Securities             5

Investment Limitations                               6

Net Asset Value                                      6

Investing in the Fund                                6


Purchasing Shares                                    7
Purchasing Shares Through a Financial Intermediary   7
Purchasing Shares by Wire                            7
Purchasing Shares by Check                           7
Systematic Investment Program                        7

Eliminating the Sales Charge                         7

Redeeming and Exchanging Shares                      8
Redeeming or Exchanging Shares Through a
Financial Intermediary                               8
Redeeming or Exchanging Shares by Telephone          8
Redeeming or Exchanging Shares by Mail               8
Requirements for Redemption                          9
Requirements for Exchange                            9
Systematic Withdrawal Program                        9
Contingent Deferred Sales Charge                     9

Account and Share Information                       10
Confirmations and Account Statements                10
Dividends and Distributions                         10
Accounts with Low Balances                          10

Fund Information                                    10
Management of the Fund                              10
Investment Adviser                                  10
Advisory Fees                                       10

Adviser's Background                                10
Distribution of Class F Shares                      11
Distribution Plan and Shareholder Services          11
Supplemental Payments to Financial Institutions     11

Administration of the Fund                          12

Shareholder Information                             12

Tax Information                                     12
Federal Income Tax                                  12
State and Local Taxes                               13

Performance Information                             13

Other Classes of Shares                             13

Appendix                                            14




       SUMMARY OF FUND EXPENSES -- CLASS F SHARES

            SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)                     1.00%
Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of offering price)          None
Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption
proceeds, as applicable)(1)                                                                       1.00%
Redemption Fee (as a percentage of amount redeemed, if applicable)                                None
Exchange Fee                                                                                      None

                                 ANNUAL OPERATING EXPENSES
                          (As a percentage of average net assets)

Management Fee                                                                                    0.60%
12b-1 Fee(2)                                                                                      0.00%
Total Other Expenses                                                                              0.48%
Shareholder Services Fee (after waiver)(3)                                                        0.24%
Total Operating Expenses(4)                                                                       1.08%


(1) The contingent deferred sales charge is 1.00% of the lesser of the original purchase price or the net asset value of shares redeemed within four years of their purchase date. For a more complete description see "Contingent Deferred Sales Charge."

(2) The Fund has no present intention of paying or accruing the 12b-1 fee during the fiscal year ending August 31, 1998. If the Fund were paying or accruing the 12b-1 fee, the Fund would be able to pay up to 0.25% of its average daily net assets for the 12b-1 fee. See "Fund Information."

(3) The shareholder services fee has been reduced to reflect the voluntary waiver of a portion of the shareholders services fee. The shareholder services provider can terminate the voluntary waiver at any time at its sole discretion. The maximum shareholder services fee is 0.25%.

(4) The total operating expenses would have been 1.09% absent the voluntary waiver of a portion of the shareholder services fee.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Class F Shares of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see
"Fund Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.


LONG-TERM SHAREHOLDERS MAY PAY MORE THAN THE ECONOMIC EQUIVALENT
OF THE MAXIMUM FRONT-END SALES CHARGES PERMITTED UNDER
THE RULES OF THE NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC.




EXAMPLE
---------------------------------------------------------------------------------------------------------
You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return, redemption at the end of each time period, and payment of the maximum sales charge.

1 year                                                                                            $ 31
3 years                                                                                           $ 55
5 year                                                                                            $ 69
10 years                                                                                          $140

You would pay the following expenses on the same investment, assuming no redemption.

1 year                                                                                            $ 21
3 years                                                                                           $ 44
5 year                                                                                            $ 69
10 years                                                                                          $140


THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN
THOSE SHOWN.






              FINANCIAL HIGHLIGHTS -- CLASS F SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following table has been audited by Deloitte & Touche LLP, the Fund's independent auditors. Their report dated October
13, 1997 on the Fund's financial statements for the year ended
August 31, 1997, and on the following table for each of the periods presented, is included in the Annual Report dated August 31, 1997, which is incorporated by reference. This table should be read in conjunction with the fund's financial statements and notes thereto, which may be obtained from the Fund.



                                                              YEAR ENDED AUGUST 31,
                        ------------------------------------------------------------------------------------------------
                         1997      1996      1995      1994      1993      1992      1991      1990      1989      1988
                        ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
NET ASSET VALUE,
BEGINNING OF PERIOD     $10.33    $10.71    $10.56    $11.28    $10.78    $10.39    $10.00    $10.23     $9.76    $10.07
---------------------
INCOME FROM
INVESTMENT OPERATIONS
---------------------
Net investment
income                    0.54      0.69      0.63      0.61      0.62      0.66      0.70      0.72      0.74      0.78
---------------------
Net realized and
unrealized gain
(loss) on investments     0.37     (0.42)     0.15     (0.73)     0.51      0.39      0.40     (0.23)     0.49     (0.36)
---------------------   ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
Total from invest-
ment operations           0.91      0.27      0.78     (0.12)     1.13      1.05      1.10      0.49      1.23      0.42
---------------------   ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
LESS DISTRIBUTIONS
---------------------
Distributions from net
investment income        (0.57)    (0.65)    (0.63)    (0.60)    (0.63)    (0.66)    (0.71)    (0.72)    (0.76)    (0.73)
---------------------   ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
NET ASSET VALUE,
END OF PERIOD           $10.67    $10.33    $10.71    $10.56    $11.28    $10.78    $10.39    $10.00    $10.23     $9.76
---------------------   ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
TOTAL RETURN(A)           9.07%     2.47%     7.73%    (1.06%)   10.86%    10.45%    11.37%     4.98%    13.09%     4.43%
---------------------
RATIOS TO AVERAGE
NET ASSETS
---------------------
Expenses                  1.08%     1.08%     1.08%     1.09%     1.09%     1.05%     1.02%     1.01%     0.90%     1.02%
---------------------
Net investment
income                    5.23%     5.91%     6.18%     5.56%     5.65%     6.18%     6.86%     7.07%     7.27%     8.03%
---------------------
Expense waiver/
reimbursement(b)          0.01%     0.01%     0.00%     0.00%     0.00%     0.14%     0.33%     0.39%     0.83%     0.70%
---------------------
SUPPLEMENTAL DATA
---------------------
Net assets, end of
period (000 omitted)  $331,588  $383,028  $426,010  $472,232  $458,331  $248,768  $135,628   $89,907   $62,501   $25,151
---------------------
Portfolio turnover          20%       22%       13%       27%        7%       14%       18%       24%       24%       34%
---------------------


(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

FURTHER INFORMATION ABOUT THE FUND'S PERFORMANCE IS CONTAINED
IN THE FUND'S ANNUAL REPORT, DATED AUGUST 31, 1997, WHICH CAN
BE OBTAINED FREE OF CHARGE.





GENERAL INFORMATION

The Fund was incorporated under the laws of the State of Maryland on November 26, 1986. Class F Shares of the Fund ("Shares") are designed for individuals as a convenient means of accumulating an interest in a professionally managed, diversified portfolio of municipal bonds.

The Fund's current net asset value and offering price may be found in the mutual funds section of local newspapers under "Federated" and the appropriate class designation listing.

CALLING THE FUND

Call the Fund at 1-800-341-7400.



INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide a high level of current income which is generally exempt from the federal regular income tax (federal regular income tax does not include the federal alternative minimum tax). The investment objective cannot be changed without approval of shareholders. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

The Fund pursues its investment objective by investing primarily in a diversified portfolio of municipal bonds. The Fund invests its assets so that at least 80% of its annual interest income is exempt from federal regular income tax. The Fund may invest up to but less than 35% of its net assets in lower quality municipal bonds. These bonds will usually offer higher yields than higher-rated bonds but involve greater investment risk at the time of issue. (See "Investment Risks.")

INVESTMENT POLICIES

Unless otherwise designated, the investment policies described below may be changed by the Directors without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS

The Fund invests primarily in municipal bonds. Municipal bonds are debt obligations issued by or on behalf of states, territories and possessions of the United States, including the District of Columbia, and their political subdivisions, agencies and instrumentalities, the interest from which is exempt from the federal regular income tax. It is likely, however, that shareholders will be required to include interest from a portion of the municipal bonds owned by the Fund in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.

CHARACTERISTICS

The municipal bonds which the Fund buys are rated Ba or higher by Moody's Investors Service, Inc. ("Moody's") or rated BB or higher by Standard & Poor's ("S&P"). The Fund will limit its purchases of municipal bonds rated Ba and BB (commonly known as "junk bonds") to up to but less than 35% of its net assets. The Fund may buy bonds which are unrated but which the adviser judges to be similar in quality to those rated bonds which it purchases. A description of the ratings categories is contained in the Appendix to this prospectus.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter in transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.


INVERSE FLOATERS

The Fund may invest in securities known as "inverse floaters" which represent interests in municipal securities. The Fund intends to purchase inverse floaters to assist in duration management and to seek current income. These obligations pay interest rates that vary inversely with changes in the interest rates of specified short-term municipal securities or an index of short-term municipal securities. The interest rates on inverse floaters will typically decline as short-term market interest rates increase and increase as short-term market rates decline. Inverse floaters will generally respond to changes in market interest rates more rapidly than fixed-rate long-term securities (typically twice as fast). As a result, the market values of inverse floaters will generally be more volatile than the market values of fixed-rate municipal securities. Typically, the portion of the portfolio invested in inverse floaters will be subject to additional volatility.

FINANCIAL FUTURES

The Fund may purchase and sell interest rate and index financial futures contracts. These financial futures contracts may be used to hedge all or a portion of its portfolio against changes in the market value of portfolio securities and interest rates, provide additional liquidity, and accomplish its current strategies in a more expeditious fashion. Financial futures contracts call for the delivery of particular debt instruments at a certain time in the future. The seller of the contract agrees to make delivery of the type of instrument called for in the contract and the buyer agrees to take delivery of the instrument at the specified future time.

As a matter of investment policy, which may be changed without shareholder approval, the Fund may not purchase or sell futures contracts if immediately thereafter the sum of the amount of margin deposits on the Fund's existing futures positions would exceed 5% of the market value of the Fund's total assets. When the Fund purchases futures contracts, an amount of municipal securities, cash or cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the Fund's custodian (or the broker, if legally permitted) to collateralize the position.

RISKS

When the Fund uses financial futures, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the futures contract to react differently than the portfolio securities to market changes. In addition, the Fund's investment adviser could be incorrect in its expectations about the direction or extent of market factors such as interest rate movements.

In these events, the Fund may lose money on the futures contract. It is not certain that a secondary market for positions in futures contracts will exist at all times. Although the investment adviser will consider liquidity before entering into futures transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract at any particular time. The Fund's ability to establish and close out futures positions depends on this secondary market.



TEMPORARY INVESTMENTS

The Fund invests its assets so that at least 80% of its annual interest income is exempt from the federal regular income tax, except when investing for "defensive" purposes as described below. This policy cannot be changed without approval of shareholders. From time to time on a temporary basis, or when the investment adviser determines that market conditions call for a temporary defensive posture, the Fund may invest in short-term tax-exempt or taxable temporary investments. These temporary investments include: fixed or variable rate notes issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; other debt securities; commercial paper; certificates of deposit of banks; and repurchase agreements (arrangements in which the organization selling the Fund a bond or temporary investment agrees at the time of sale to repurchase it at a mutually agreed upon time and price).

There are no rating requirements applicable to temporary investments. However, the investment adviser will limit temporary investments to those it considers to be of good quality.

OTHER INVESTMENT TECHNIQUES

The Fund may purchase a right to sell a security held by it back to the issuer or to another party at an agreed upon price at any time during a stated period or on a certain date. These rights may be referred to as "liquidity puts" or "standby commitments."

The Fund may also hedge all or a portion of its investments by entering into futures contracts or options on them. Any gains realized on futures contracts and options thereon are taxable. The Fund will notify shareholders before it engages in these futures transactions.

PORTFOLIO TURNOVER

Although the Fund does not intend to invest for the purpose of seeking short-term profits, securities in its portfolio will be sold whenever the Fund's investment adviser believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held.

MUNICIPAL BONDS

Municipal bonds are generally issued to finance public works such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. Municipal bonds are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities. Certain types of "private activity" municipal bonds are issued to obtain funding for privately operated facilities.

There are two categories of municipal bonds: general obligation and revenue. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility. Payment of principal and interest on such bonds is dependent solely on the revenue generated by the facility financed by the bond or other specified sources of revenue or collateral. Private activity bonds are typically one type of "revenue" bonds.

In most cases, lower quality bonds are private activity bonds or other revenue bonds which are not payable from general tax revenues. The Fund may invest more than 25% of the value of its assets in private activity bonds which may result in more than 25% of the Fund's assets being invested in one industry. It is also possible that the Fund may from time to time invest more than 25% of its assets in health care facilities revenue obligations, housing agency revenue obligations or electric utility obligations. Economic, business, political and other developments generally affecting the revenues of issuers in such a market segment (for example, proposed legislation or pending court decisions affecting the financing of projects and market factors affecting the demand for their services or products) may have a general adverse impact on all municipal bonds in the segment.

The Fund does not intend to purchase securities if, as a result of such purchase, more than 25% of the value of its total assets would be invested in the securities of governmental subdivisions located in any one state, territory or possession of the United States.

INVESTMENT RISKS

The value of Shares will fluctuate. The amount of this fluctuation is dependent upon the quality and maturity of the municipal bonds in the Fund's portfolio as well as on market conditions. Generally speaking, the lower quality, long-term bonds in which the Fund invests have greater fluctuation in value than high quality, shorter-term bonds.

Municipal bond prices are interest rate sensitive, which means that their value varies inversely with market interest rates. Thus, if market interest rates have increased from the time a bond was purchased, the bond, if sold, might be sold at a price less than its cost. Similarly, if market interest rates have declined from the time a bond was purchased, the bond, if sold, might be sold at a price greater than its cost. (In either instance, if the bond was held to maturity, no loss or gain normally would be realized as a result of interim market fluctuations.)

Prices of lower grade bonds also fluctuate with changes in the perceived quality of the credit of their issuers. Consequently, Shares may not be suitable for persons who cannot assume the somewhat greater risks of capital depreciation associated with higher tax-exempt income yields. In addition, bonds rated "BBB" by S&P or "Baa" by Moody's have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher rated bonds.

A large portion of the Fund's portfolio may be invested in bonds whose interest payments are from revenues of similar projects (such as housing or hospitals) or where issuers share the same geographic location. As a result, the Fund may be more susceptible to similar economic, political or regulatory developments than would a portfolio of bonds with a greater geographic and project variety. This susceptibility may result in greater fluctuations in share price.

Many issuers of municipal bonds which have characteristics of rated bonds choose to not have their obligations rated. Unrated bonds may carry a greater risk and a higher yield than rated securities. Although unrated bonds are not necessarily of lower quality, the market for them may not be as broad as that for rated bonds since many investors rely solely on the major rating agencies for credit appraisal.

Further, the lower rated or unrated municipal bonds which the Fund may purchase are frequently traded only in markets where the number of potential purchasers and sellers is limited. This consideration may have the effect of limiting the availability of such bonds for the Fund to purchase and may also have the effect of limiting the ability of the Fund to sell such bonds at their fair value either to meet redemption requests or to respond to changes in the economy or the financial markets. The Fund will not invest more than 10% of its total assets in securities which are not readily marketable.

REDUCING RISKS OF LOWER-RATED SECURITIES

The Fund's investment adviser believes that the risks of investing in lower rated securities can be reduced. The professional portfolio management techniques used by the Fund to attempt to reduce these risks include:

CREDIT RESEARCH

When purchasing bonds, rated or unrated, the Fund's investment adviser performs its own credit analysis in addition to using recognized rating agencies. This credit analysis considers the economic feasibility of revenue bond project financing and general purpose borrowings, the financial condition of the issuer or guarantor with respect to liquidity, cash flow and ability to meet anticipated debt service requirements, and political developments that may affect credit quality.

DIVERSIFICATION

The Fund invests in securities of many different issuers to reduce portfolio risks.


ECONOMIC ANALYSIS

The Fund's adviser also considers trends in the overall economy, in geographic areas, in various industries, and in the financial markets.



INVESTMENT LIMITATIONS

The Fund will not:

* borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a portfolio instrument for a percentage of its cash value with an arrangement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may, exclusive of custodian intra-day cash advances and the collateralization of such advances, borrow up to one-third of the value of its total assets and pledge up to 10% of the value of those assets to secure such borrowings; or

* invest more than 10% of its net assets in securities subject to restrictions on resale under the Securities Act of 1933, except for certain restricted securities which meet the criteria for liquidity as established by the directors.

The above investment limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Directors without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

The Fund will not invest more than 5% of its total assets in securities of one issuer (except cash and cash items and U.S. government obligations).



NET ASSET VALUE

The Fund's net asset value ("NAV") per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

All purchases, redemptions and exchanges are processed at the NAV next determined after the request in proper form is received by the Fund. The NAV is determined as of the close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) every day the New York Stock Exchange is open.


INVESTING IN THE FUND

This prospectus offers Class F Shares with the characteristics described below.

                                                       CLASS F
                                                   --------------
Minimum and Subsequent Investment Amount            $1,500/$100
Minimum and Subsequent Investment Amount for              NA
Retirement Plans
Maximum Sales Charge*                                    1.00%
Maximum Contingent Deferred Sales Charge**               1.00%

* This is 1.01% of the net amount invested. There is no sales charge for purchases of $1 million or more. In addition, no sales charge is imposed for Shares purchased through certain entities or programs. Please see the section entitled "Eliminating the Sales Charge."

** Computed on the lesser of the NAV of the redeemed Shares at the time of purchase or the NAV of the redeemed Shares at the time of redemption.

The following contingent deferred sales charge schedule applies to Class
F Shares:

                                                        CONTINGENT
                                                         DEFERRED
AMOUNT OF PURCHASE               SHARES HELD           SALES CHARGE
------------------------      ----------------        ------------
Up to $1,999,999             Four Years or less           1.00%
$2,000,000 to $4,999,999     Two Years or less            0.50%
$5,000,000 or more           One Year or less             0.25%


PURCHASING SHARES

Shares of the Fund are sold on days on which the New York Stock Exchange is open. Shares of the Fund may be purchased as described below, either through a financial intermediary (such as a bank or broker/dealer) or by sending a wire or check directly to the Fund. Financial intermediaries may impose different minimum investment requirements on their customers. An account must be established with a financial intermediary or by completing, signing, and returning the new account form available from the Fund before Shares can be purchased. Shareholders in Class F Shares of certain other funds advised and distributed by affiliates of Federated Investors ("Federated Funds") may exchange their Shares for Class F Shares of the Fund. The Fund reserves the right to reject any purchase or exchange request.

In connection with any sale, Federated Securities Corp. may, from time to time, offer certain items of nominal value to any shareholder or investor.

PURCHASING SHARES THROUGH A FINANCIAL INTERMEDIARY

Orders placed through a financial intermediary are considered received when the Fund is notified of the purchase order or when payment is converted into federal funds. Purchase orders through a broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. Purchase orders through other financial intermediaries must be received by the financial intermediary and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. It is the financial intermediary's responsibility to transmit orders promptly. Financial intermediaries may charge fees for their services.

The financial intermediary which maintains investor accounts in Class F Shares with the Fund must do so on a fully disclosed basis unless it accounts for share ownership periods used in calculating the contingent deferred sales charge (see "Contingent Deferred Sales Charge"). In addition, advance payments made to financial intermediaries may be subject to reclaim by the distributor for accounts transferred to financial intermediaries which do not maintain investor accounts on a fully disclosed basis and do not account for share ownership periods.

PURCHASING SHARES BY WIRE

Shares may be purchased by Federal Reserve wire by calling the Fund. All information needed will be taken over the telephone, and the order is considered received when State Street Bank receives payment by wire. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA 02266-8600; Attention; EDGEWIRE; For Credit to: (Fund Name) (Fund Class); (Fund Number -- this number can be found on the account statement or by contacting the Fund); Account Number; Trade Date and Order Number; Group Number or Dealer Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted.

PURCHASING SHARES BY CHECK

Shares may be purchased by mailing a check made payable to the name of the Fund (designate class of Shares and account number) to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received).

SYSTEMATIC INVESTMENT PROGRAM

Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account at an Automated Clearing House ("ACH") member and invested in the Fund. Shareholders should contact their financial intermediary or the Fund to participate in this program.

ELIMINATING THE SALES CHARGE

Class F Shares are sold at NAV, plus a sales charge. However:

NO SALES CHARGE IS IMPOSED FOR CLASS F SHARES PURCHASED:

* through bank trust departments or investment advisers registered under the Investment Advisers Act of 1940 purchasing on behalf of their clients;

by sales representatives, Directors, and employees of the Fund, Federated Advisers, Federated Securities Corp. or their affiliates and their immediate family members;

* by any investment dealer who has a sales agreement with Federated Securities Corp. and their immediate family members, or by any trusts or pension or profit-sharing plans for these persons.

IN ADDITION, THE SALES CHARGE CAN BE ELIMINATED BY:

* purchasing in quantity and accumulating purchases;

* combining concurrent purchases of two or more funds;

* signing a letter of intent to purchase a specific quantity of shares within 13 months; or

* using the reinvestment privilege.

Consult a financial intermediary or Federated Securities Corp. for details on these programs. In order to eliminate the sales charge or receive sales charge reductions, Federated Securities Corp. must be notified by the shareholder in writing or by a financial intermediary at the time of purchase.

DEALER CONCESSION

For sales of Shares, the distributor will normally offer to pay dealers up to 100% of the sales charge. Any portion of the sales charge which is not paid to a dealer will be retained by the distributor.

Federated Securities Corp. may pay fees to banks out of the sales charge in exchange for sales and/or administrative services performed on behalf of the bank's customers in connection with the establishment of customer accounts and purchases of Shares.


REDEEMING AND EXCHANGING SHARES

Shares of the Fund may be redeemed for cash or exchanged for Class F Shares of other Federated Funds on days on which the Fund computes its NAV. Shares are redeemed at NAV less any applicable contingent deferred sales charge. Exchanges are made at NAV. Shareholders who desire to automatically exchange Shares, of a like Share class, in a pre-determined amount on a monthly, quarterly, or annual basis may take advantage of a systematic exchange privilege. Information on this privilege is available from the Fund or your financial intermediary. Depending upon the circumstances, a capital gain or loss may be realized when Shares are redeemed or exchanged.

REDEEMING OR EXCHANGING SHARES THROUGH A FINANCIAL INTERMEDIARY

Shares of the Fund may be redeemed or exchanged by contacting your financial intermediary before 4:00 p.m. (Eastern time). In order for these transactions to be processed at that day's NAV, financial intermediaries (other than broker/dealers) must transmit the request to the Fund before 4:00 p.m. (Eastern time), while broker/dealers must transmit the request to the Fund before 5:00 p.m. (Eastern time). The financial intermediary is responsible for promptly submitting transaction requests and providing proper written instructions. Customary fees and commissions may be charged by the financial intermediary for this service. Appropriate authorization forms for these transactions must be on file with the Fund.

REDEEMING OR EXCHANGING SHARES BY TELEPHONE

Shares acquired directly from the Fund may be redeemed in any amount, or exchanged, by calling 1-800-341-7400. Appropriate authorization forms for these transactions must be on file with the Fund. Shares held in certificate form must first be returned to the Fund as described in the instructions under "Redeeming or Exchanging Shares by Mail." Redemption proceeds will either be mailed in the form of a check to the shareholder's address of record or wire-transferred to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System, normally within one business day, but in no event more than seven days, after the redemption request. The minimum amount for a wire transfer is $1,000. Proceeds from redeemed Shares purchased by check or through ACH will not be wired until that method of payment has cleared.

Telephone instructions will be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming or Exchanging Shares By Mail" should be considered. The telephone transaction privilege may be modified or terminated at any time. Shareholders would be promptly notified.

REDEEMING OR EXCHANGING SHARES BY MAIL

Shares may be redeemed in any amount, or exchanged, by mailing a written request to: Federated Shareholder Services Company, Fund Name, Share Class, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they must accompany the written request. It is recommended that certificates be sent unendorsed by registered or certified mail.

All written requests should state: Fund Name and the Share Class name; the account name as registered with the Fund; the account number; and the number of Shares to be redeemed or the dollar amount of the transaction. An exchange request should also state the name of the Fund into which the exchange is to be made. All owners of the account must sign the request exactly as the Shares are registered. A check for redemption proceeds is normally mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption or exchange request is processed.

REQUIREMENTS FOR REDEMPTION



Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record, must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.



REQUIREMENTS FOR EXCHANGE

Shareholders must exchange Shares having a NAV equal to the minimum investment requirements of the fund into which the exchange is being made. Contact your financial intermediary directly or the Fund for free information on, and prospectuses for, the Federated Funds into which your Shares may be exchanged. Before the exchange, the shareholder must receive a prospectus of the fund for which the exchange is being made.

Upon receipt of proper instructions and required supporting documents, Shares submitted for exchange are redeemed and proceeds invested in the same class of shares of the other fund. Signature guarantees will be required to exchange between fund accounts not having identical shareholder registrations. The exchange privilege may be modified or terminated at any time. Shareholders will be notified of the modification or termination of the exchange privilege.

SYSTEMATIC WITHDRAWAL PROGRAM

Under this program, Shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000. A shareholder may apply for participation in this program through his financial intermediary or by calling the Fund.

Because participation in this program may reduce, and eventually deplete, the shareholder's investment in the Fund, payments under this program should not be considered as yield or income. It is not advisable for shareholders to continue to purchase Class F Shares subject to a sales charge while participating in this program. A contingent deferred sales charge will be imposed on Shares redeemed through this program within four years of their purchase dates.

CONTINGENT DEFERRED SALES CHARGE

The contingent deferred sales charge will be deducted from the redemption proceeds otherwise payable to the shareholder and will be retained by the distributor. Redemptions will be processed in a manner intended to maximize the amount of redemption which will not be subject to a contingent deferred sales charge. The contingent deferred sales charge will not be imposed with respect to Shares acquired through the reinvestment of dividends or distributions of long-term capital gains. In determining the applicability of the contingent deferred sales charge, the required holding period for your new Shares received through an exchange will include the period for which your original Shares were held.

ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE

Upon written notification to Federated Securities Corp. or the transfer agent, no contingent deferred sales charge will be imposed on redemptions:

* following the death or disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, of the last surviving shareholder;

* representing a total or partial distribution from an Individual Retirement Account, Keogh Plan, or a custodial account to a shareholder who has attained the age of 70 1/2;

* representing a total or partial distribution from a qualified plan, other than an individual Retirement Account, Keogh Plan, or a custodial account following retirement;

* which are involuntary redemptions of shareholder accounts that do not comply with the minimum balance requirements;

* which are reinvested in the Fund under the reinvestment privilege;

* of Shares held by Directors, employees and sales representatives of the Fund, the distributor, or affiliates of the Fund or distributor, employees of any financial intermediary that sells Shares of the Fund pursuant to a sales agreement with the distributor, and their immediate family members to the extent that no payments were advanced for purchases made by these persons; and

* of Shares originally purchased through a bank trust department, an investment adviser registered under the Investment Advisers Act of 1940 or retirement plans where the third party administrator has entered into certain arrangements with Federated Securities Corp. or its affiliates, or any other financial intermediary, to the extent that no payments were advanced for purchases made through such entities.

For more information regarding the contingent deferred sales charge or any of the above provisions, contact your financial intermediary or the Fund. The Fund reserves the right to discontinue or modify these provisions. Shareholders will be notified of such action.


ACCOUNT AND SHARE INFORMATION

CONFIRMATIONS AND ACCOUNT STATEMENTS

Shareholders will receive detailed confirmations of transactions (except for systematic program transactions). In addition, shareholders will receive periodic statements reporting all account activity, including dividends paid. The Fund will not issue share certificates.

DIVIDENDS AND DISTRIBUTIONS

Dividends are declared and paid monthly to all shareholders invested in the Fund on the record date. Net long-term capital gains realized by the Fund, if any, will be distributed at least once every twelve months. Dividends and distributions are automatically reinvested in additional Shares of the Fund on payment dates at the ex-dividend date NAV without a sales charge, unless shareholders request cash payments on the new account form or by contacting the transfer agent.


ACCOUNTS WITH LOW BALANCES


Due to the high cost of maintaining accounts with low balances, the Fund may close an account by redeeming all Shares and paying the proceeds to the shareholder if the account balance falls below the applicable minimum investment amount. Retirement plan accounts and accounts where the balance falls below the minimum due to NAV changes will not be closed in this manner. Before an account is closed, the shareholder will be notified and allowed 30 days to purchase additional Shares to meet the minimum.


FUND INFORMATION

MANAGEMENT OF THE FUND

DIRECTORS




The Fund is managed by the Board of Directors. The Directors are responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. An Executive Committee of the Directors handles the Director's responsibilities between meetings of the Directors.


INVESTMENT ADVISER

Investment decisions for the Fund are made by Federated Advisers, the Fund's investment adviser (the "Adviser"), subject to direction by the Directors. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.



Both the Fund and the Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Directors, and could result in severe penalties.

ADVISORY FEES


The Adviser receives an annual investment advisory fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive a portion of its fee or reimburse the Fund for certain operating expenses. The Adviser can terminate this voluntary waiver of its advisory fee at any time at its sole discretion.


ADVISER'S BACKGROUND

Federated Advisers, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the Trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.


Federated Advisers and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $110 billion invested across more than 300 funds under management and/or administration by its subsidiaries, as of December 31, 1996, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. The Federated Funds are presently at work in and through 4,500 financial institutions nationwide.


Mary Jo Ochson has been the Fund's portfolio manager since May 1996. Ms. Ochson joined Federated Investors in 1982 and has been a Senior Vice President of the Fund's investment adviser since January 1996. From 1988 through 1995, Ms. Ochson served as a Vice President of the Fund's investment adviser. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.



J. Scott Albrecht has been the Fund's portfolio manager since May 1996. Mr. Albrecht joined Federated Investors in 1989 and has been a Vice President of the Fund's investment adviser since 1994. From 1992 to 1994, Mr. Albrecht served as an Assistant Vice President of the Fund's investment adviser. In 1991, Mr. Albrecht acted as an investment analyst. Mr. Albrecht is a Chartered Financial Analyst and received his M.S. in Public Management from Carnegie Mellon University.


DISTRIBUTION OF CLASS F SHARES

Federated Securities Corp. is the principal distributor for shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

DISTRIBUTION PLAN AND SHAREHOLDER SERVICES

Under a distribution plan adopted in accordance with Investment Company Act Rule 12b-1 (the "Plan"), the distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers and brokers/dealers to provide sales services or distribution-related support services as agents for their clients or customers. The Fund is not currently making payments for Class F Shares under the Distribution Plan, nor does it anticipate doing so in the immediate future.

The distributor will pay financial institutions a fee based upon Shares subject to the Plan and owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Directors of the Fund provided that for any period the total amount of these fees shall not exceed an annual rate of 0.25% of the average net asset value of shares subject to the Plan held during the period by clients or customers of financial institutions. The current annual rate of such fees is 0.25%. Any fees paid by the distributor under the Plan, will be reimbursed from the assets of the Fund.

In addition, the Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25% of the average daily net asset value of the Fund to obtain certain personal services for shareholders and to provide the maintenance of shareholder accounts. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS

The distributor will pay brokers and financial institutions, for distribution and/or administrative services, an amount equal to 1% of the offering price of the shares acquired by their clients or customers on purchases up to $1,999,999, 0.50% of the offering price on purchases of $2,000,000 to $4,999,999, and 0.25% of the offering price on purchases of $5,000,000 or more. (This fee is in addition to the 1% sales charge on purchases of less than $1 million.) Any fees paid by the distributor pursuant to these administrative arrangements will be reimbursed by the Adviser. The administrator may elect to receive amounts less than those stated, which would reduce the stated contingent deferred sales charge and/or the holding period used to calculate the fee.

Furthermore, in addition to payments made pursuant to the Plan and Shareholder Services Agreement, the distributor may pay a supplemental fee from its own assets to financial institutions as financial assistance for providing substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars at recreational-type facilities for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's Adviser or its affiliates.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund.
Federated Services Company provides these at an annual rate which relates to the average aggregate daily net assets of all of the Federated Funds as specified below:

     MAXIMUM            AVERAGE AGGREGATE
       FEE               DAILY NET ASSETS
    ----------   --------------------------------
     0.150%        on the first $250 million
     0.125%         on the next $250 million
     0.100%         on the next $250 million
     0.075%     on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.


SHAREHOLDER INFORMATION



Each Share of the Fund gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote. All Shares of each portfolio or class in the Fund have equal voting rights, except that in matters affecting only a particular portfolio or class, only Shares of that portfolio or class are entitled to vote.

Directors may be removed by the Directors or by shareholders at a special meeting. A special meeting of shareholders shall be called by the Directors upon the written request of shareholders owning at least 10% of the Fund's outstanding shares of all series entitled to vote.

As of October 6, 1997, the following shareholders of record owned 25% or more of the outstanding Shares of the Fund: BHC Securities, Inc., Philadelphia, PA, owned approximately 137,433 Class C Shares (76.31%); and Merrill Lynch Pierce Fenner & Smith (as record owner holding Class F Shares for its clients), Jacksonville, Florida, owned approximately 8,038,548 Class C Shares (26.32%) and, therefore, may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.


TAX INFORMATION

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. Shareholders are not required to pay the federal regular income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds. However, under the Tax Reform Act of 1986, dividends representing net interest earned on some municipal bonds may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.

The alternative minimum tax, up to 28% of alternative minimum taxable income for individuals and 20% for corporations, applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.

The Tax Reform Act of 1986 treats interest on certain "private activity" bonds issued after August 7, 1986, as a tax preference item for both individuals and corporations. Unlike traditional governmental purpose municipal bonds, which finance roads, schools, libraries, prisons and other public facilities, private activity bonds provide benefits to private parties. The Fund may purchase all types of municipal bonds, including private activity bonds. Thus, should it purchase any such bonds, a portion of the Fund's dividends may be treated as a tax preference item.

In addition, in the case of a corporate shareholder, dividends of the Fund which represent interest on municipal bonds may be subject to the 20% corporate alternative minimum tax because the dividends are included in a corporation's "adjusted current earnings." The corporate alternate minimum tax treats 75% of the excess of a taxpayer's pre-tax "adjusted current earnings" over the taxpayer's alternative minimum taxable income as a tax preference item. "Adjusted current earnings" is based upon the concept of a corporation's "earnings and profits." Since "earnings and profits" generally includes the full amount of any Fund dividend, and alternative minimum taxable income does not include the portion of the Fund's dividend attributable to municipal bonds which are not private activity bonds, the difference will be included in the calculation of the corporation's alternative minimum tax.

Dividends of the Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

These tax consequences apply whether dividends are received in cash or as additional shares. Information on the tax status of dividends and distributions is provided annually.

STATE AND LOCAL TAXES

Because interest received by the Fund may not be exempt from all state and local income taxes, shareholders may be required to pay state and local taxes on dividends received from the Fund. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.


PERFORMANCE INFORMATION


From time to time, the Fund advertises its total return, yield, and tax-equivalent yield for Class F Shares including Class A Shares, Class B Shares, and Class C Shares as described under "Other Classes of Shares."


Total return represents the change, over a specific period of time, in the value of an investment in Shares after reinvesting all income and capital gain distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.



The yield of Shares is calculated by dividing the net investment income per share (as defined by the SEC) earned by the Fund over a thirty day period by the maximum offering price per share of Shares on the last day of the period. This number is then annualized using semi-annual compounding. The tax-equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal its actual yield, assuming a specific tax rate. The yield and the tax-equivalent yield do not necessarily reflect income actually earned by Shares and, therefore, may not correlate to the dividends or other distributions paid to shareholders.


The performance information reflects the effect of the maximum sales charge and other similar non-recurring charges, such as the contingent deferred sales charge, which, if excluded, would increase the total return, yield, and tax-equivalent yield.

Total return, yield and tax-equivalent yield will be calculated separately for Class A Shares, Class B Shares, Class C Shares and Class F Shares.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.


OTHER CLASSES OF SHARES

The Fund also offers other classes of shares called Class A Shares, Class B Shares and Class C Shares which are all sold primarily to customers of financial institutions subject to certain differences.

Class A Shares are sold at net asset value subject to a front-end sales charge, and a shareholder services fee, and are distributed pursuant to a Rule 12b-1 Plan. Investments in Class A Shares are subject to a minimum initial investment of $500.

Class B Shares are sold at net asset value subject to a contingent deferred sales charge, a shareholder services fee, and are distributed pursuant to a Rule 12b-1 Plan. Investments in Class B Shares are subject to a minimum initial investment of $1,500.

Class C Shares are sold at net asset value subject to a contingent deferred sales charge, a shareholder services fee, and are distributed pursuant to a Rule 12b-1 Plan. Investments in Class C Shares are subject to a minimum investment of $1,500.

Class A Shares, Class B Shares, Class C Shares and Class F Shares are subject to certain of the same expenses. Expense differences, however, between Class A Shares, Class B Shares, Class C Shares and Class F Shares may affect the performance of each class.

To obtain more information and a combined prospectus for Class A Shares, Class B Shares and Class C Shares, investors may call 1-800-341-7400 or contact their financial institution.


APPENDIX

MUNICIPAL BOND RATING DEFINITIONS



STANDARD & POOR'S


AAA -- Debt rated "AAA" has the highest rating assigned by Standard & Poor's Ratings Group ("S&P"). Capacity to pay interest and repay principal is extremely strong.

AA -- Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A -- Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effect of changes in circumstances and economic conditions than debt in higher rated categories.

BBB -- Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB -- Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB" rating.

MOODY'S INVESTORS SERVICE, INC.

Aaa -- Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

A -- Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa -- Bonds which are rated "Baa" are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds which are "Ba" are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future.
Uncertainty of position characterizes bonds in this class.



[LOGO OMITTED] FEDERATED INVESTORS


FEDERATED MUNICIPAL
OPPORTUNITIES FUND, INC.

Class F Shares


PROSPECTUS
OCTOBER 31, 1997


A Diversified, Open-End,


Management Investment Company



FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.
Class F Shares

Federated Investors Tower
Pittsburgh, PA 15222-3779

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER
Federated Advisers
Federated Investors Tower
Pittsburgh, PA 15222-3779

CUSTODIAN
State Street Bank and
Trust Company
P.O. Box 8600
Boston, MA 02266-8600

TRANSFER AGENT
AND DIVIDEND
DISBURSING AGENT
Federated Shareholder
Services Company
P.O. Box 8600
Boston, MA 02266-8600

INDEPENDENT AUDITORS
Deloitte & Touche LLP
2500 One PPG Place
Pittsburgh, PA 15222-5401



Federated Securities Corp., Distributor

Federated Investors Tower
Pittsburgh, PA 15222-3779

1-800-341-7400

WWW.federatedinvestors.com



Cusip 313910101

G00570-02-F (10/97)


[RECYCLE LOGO]
RECYCLED PAPER








                  Federated Municipal Opportunities Fund, Inc.
                                 Class A Shares
                                 Class B Shares
                                 Class C Shares
                                 Class F Shares

                       Statement of Additional Information














        This Statement of Additional Information should be read with the prospectuses of Federated Municipal Opportunities Fund, Inc. (the "Fund"), dated October 31, 1997. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-341-7400.


        Federated Investors Tower
        Pittsburgh, Pennsylvania 15222-3779



                                                Statement dated October 31, 1997


        Federated Securities Corp. is the distributor of the Fund and is a subsidiary of Federated Investors.

        Cusips 313910200
                     313910309
                     313910408
                     313910101
        8092709B (10/97)

Table of Contents

General Information About the Fund                        1

Investment Objective and Policies                         1

   Acceptable Investments                                 1
   When-Issued and Delayed Delivery Transactions          1
   Futures Transactions                                   1
   Temporary Investments                                  2
   Repurchase Agreements                                  2
   Reverse Repurchase Agreements                          2
   Portfolio Turnover                                     2
Investment Limitations                                    3

Federated Municipal Opportunities Fund, Inc.
   Management                                             6
   Fund Ownership                                        10
   Directors Compensation                                10
   Director Liability                                    11
Investment Advisory Services                             11

   Adviser to the Fund                                   11
   Advisory Fees                                         11
Brokerage Transactions                                   11

Other Services                                           11

   Fund Administration                                   11
   Custodian and Portfolio Accountant                    12
   Transfer Agent                                        12
   Independent Auditors                                  12
Purchasing Shares                                        12

   Quantity Discounts and Accumulated
   Purchases                                             12
   Concurrent Purchases                                  12
   Letter of Intent                                      13
   Reinvestment Privilege                                13
   Conversion of Class B Shares                          13
   Distribution Plan and Shareholder Services            13
   Conversion to Federal Funds                           14
   Purchases by Sales Representatives, Fund
   Directors, and Employees                              14

Determining Net Asset Value                              14

   Valuing Municipal Bonds                               14
   Use of Amortized Cost                                 14
Redeeming Shares                                         15

   Redemption in Kind                                    15
   Contingent Deferred Sales Charge                      15
Tax Status                                               16

   The Fund's Tax Status                                 16
   Shareholders' Tax Status                              16
Total Return                                             16

Yield                                                    16

Tax-Equivalent Yield                                     17

   Tax-Equivalency Table                                 17
Performance Comparisons                                  19

   Economic and Market Information                       19
About Federated Investors                                19

Financial Statements                                     20

General Information About the Fund

The Fund was incorporated under the laws of the State of Maryland on November 26, 1986. It is qualified to do business as a foreign corporation in Pennsylvania. As of March 31, 1996, the Fund changed its name from Fortress Municipal Income Fund, Inc. to Federated Municipal Opportunities Fund, Inc. Shares of the Fund are offered in four classes, known as Class A Shares, Class B Shares, Class C Shares and Class F Shares (individually and collectively referred to as "Shares" as the context may require.) This Statement of Additional Information relates to all four of the above-mentioned classes of Shares.

Investment Objective and Policies

The Fund's investment objective is to provide a high level of current income which is generally exempt from federal regular income tax. The objective cannot be changed without approval of shareholders.

Acceptable Investments

The Fund invests primarily in municipal bonds.

      Characteristics

         The municipal bonds in which the Fund invests have the characteristics set forth in the prospectus.

         If a bond loses its rating or has its rating reduced after the Fund has purchased it, the Fund is not required to drop the bond from the portfolio, but may consider doing so. If ratings made by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's ("S&P") change because of changes in those organizations or in their rating systems, the Fund will try to use comparable ratings as standards in accordance with the investment policies described in the Fund's prospectus.

When-Issued and Delayed Delivery Transactions

These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.



Futures Transactions

A futures contract is a firm commitment by two parties: the seller who agrees to make delivery of the specific type of security called for in the contract ("going short") and the buyer who agrees to take delivery of the security ("going long") at a certain time in the future. In the fixed income securities market, price moves inversely to interest rates. A rise in rates means a drop in price. Conversely, a drop in rates means a rise in price. In order to hedge its holdings of fixed income securities against a rise in market interest rates, the Fund could enter into contracts to deliver securities at a predetermined price (i.e., "go short") to protect itself against the possibility that the prices of its fixed income securities may decline during the Fund's anticipated holding period. The Fund would agree to purchase securities in the future at a predetermined price (i.e., "go long") to hedge against a decline in market interest rates.

      "Margin" in Futures Transactions

         Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather, the Fund is required to deposit an amount of "initial margin" in municipal securities, cash or cash equivalents with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

         A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, the Fund will mark-to-market its open futures positions.

Temporary Investments
The Fund may also invest in temporary investments from time to time for defensive purposes. The Fund does not presently intend to invest in temporary investments other than repurchase agreements.

The Fund might invest in temporary investments:

         o  as a reaction to market conditions;

          o while waiting to invest proceeds of sales of shares or portfolio securities, although generally proceeds from sales of shares will be invested in municipal bonds as quickly as possible; or

         o  in anticipation of redemption requests.

The Fund will not purchase temporary investments (other than securities of the U.S. government, its agencies or instrumentalities) if, as a result of the purchase, 25% or more of the value of its total assets would be invested in any one industry. However, the Fund may, for temporary defensive purposes, invest 25% or more of the value of its assets in cash or cash items, U.S. Treasury bills or securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements.

Repurchase Agreements

Repurchase agreements are arrangements in which banks, broker/dealers and other recognized financial institutions sell U.S. government securities or certificates of deposit to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price within one year from the date of acquisition. The Fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked-to-market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund may only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are found by the Fund's adviser to be creditworthy pursuant to guidelines established by the Board of Directors. From time to time, such as when suitable municipal bonds are not available, the Fund may retain a portion of its assets in cash. Any portion of the Fund's assets maintained in cash will reduce the amount of assets in municipal bonds and thereby reduce the Fund's yield.

Reverse Repurchase Agreements

The Fund may also enter into reverse repurchase agreements. This transaction is similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction is settled.

Portfolio Turnover
The Fund will not attempt to set or meet a portfolio turnover rate since any turnover would be incidental to transactions undertaken in an attempt to achieve the Fund's investment objective. For the fiscal years ended August 31, 1997, and August 31, 1996, the portfolio turnover rates were 20% and 22%, respectively.

Investment Limitations

      Buying on Margin

         The Fund will not purchase any securities on margin, but may obtain such short-term credits as are necessary for clearance of transactions. The deposit or payment by the Fund of initial or variation margin in connection with financial futures contracts or related options transactions is not considered the purchase of a security on margin.

      Issuing Senior Securities and Borrowing Money

         The Fund will not issue senior securities except that the Fund may borrow money and engage in reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amounts borrowed.

         The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings are outstanding. During the period any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, the Fund will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreements.

      Pledging Assets

         The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total assets at the time of the borrowing. Neither the deposit of underlying securities and other assets in escrow in connection with the writing of put or call options on municipal bonds nor margin deposits for the purchase and sale of financial futures contracts and related options are deemed to be a pledge.

The preceding limitations regarding buying on margin, borrowing money, and pledging assets do not apply to intra-day cash advances made by the Fund's custodian, or the grant of a security interest in securities by the Fund to its custodian to collateralize such intra-day cash advances, in order to enable the Fund to settle securities purchases or to redeem shares of the Fund.

      Investing in Real Estate

         The Fund will not buy or sell real estate, although it may invest in securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

      Investing in Commodities

         The Fund will not purchase or sell commodities, except that the Fund may purchase and sell financial futures contracts and related options.

      Underwriting

         The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of restricted securities which the Fund may purchase pursuant to its investment objective, policies, and limitations.

      Lending Cash or Securities

         The Fund will not lend any of its assets except portfolio securities up to one-third of the value of its total assets. This shall not prevent the purchase or holding of municipal bonds, repurchase agreements, or other transactions which are permitted by the Fund's investment objective and policies.

      Selling Short

         The Fund will not sell securities short.



      Restricted Securities

         The Fund will not invest more than 10% of its net assets in securities subject to restrictions on resale under the Securities Act of 1933, except for certain restricted securities which meet the criteria for liquidity as established by the Directors.

      Investing in Securities of Other Investment Companies

         The Fund will not purchase securities of other investment companies except as part of a merger, consolidation, or other acquisition.

The above investment limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Directors without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

      Diversification of Investments
         The Fund will not invest more than 5% of its total assets in the securities of any one issuer (except cash and cash instruments, securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities or instruments secured by money market instruments such as repurchase agreements).



         Under this limitation, each governmental subdivision, including states and the District of Columbia, territories, possessions of the United States or their political subdivisions, agencies, authorities, instrumentalities, or similar entities, will be considered a separate issuer if its assets and revenues are separate from those of the governmental body creating it and the security is backed only by its own assets and revenues. Industrial development bonds backed only by the assets and revenues of a non-governmental user are considered to be issued solely by that user.


         Private activity bonds backed only by the assets and revenues of a non-governmental user are considered to be issued solely by that user. If, in the case of a private activity bond or government-issued security, a governmental or other entity guarantees the security, such guarantee would be considered a separate security issued by the guarantor as well as the other issuer, subject to limited exclusions allowed by the Investment Company Act of 1940.



      Criteria for Liquidity of Restricted Securities


         The ability of the Directors to determine the liquidity of certain restricted securities is permitted under a Securities and Exchange Commission ("SEC") Staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933 (the "Rule"). The Rule is a non-exclusive safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under the Rule. The Fund believes that the Staff of the SEC has left the question of determining the liquidity of all restricted securities to the Directors. The Directors may consider the following criteria in determining the liquidity of certain restricted securities:


         o  the frequency of trades and quotes for the security;

          o the number of dealers willing to purchase or sell the security and the number of other potential buyers;

         o  dealer undertakings to make a market in the security; and

         o  the nature of the security and the nature of the marketplace trades.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of the investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

During the past fiscal year, the Fund did not (1) purchase or sell options on securities, as permitted by the investment limitations, without first notifying shareholders; (2) purchase "liquidity puts" or "standby commitments" as described in the prospectus, engage in reverse repurchase agreements, or borrow money in excess of 5% of the value of its total assets; or (3) lend portfolio securities. The Fund does not expect to engage in any of the above activities during the coming fiscal year.

For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

Federated Municipal Opportunities Fund, Inc. Management
Officers and Directors are listed with their addresses, birthdates, present positions with Federated Municipal Opportunities Fund, Inc., and principal occupations.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924

Chairman and Director

Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds. Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Company.


Thomas G. Bigley
15 Old Timber Trail
Pittsburgh, PA
Birthdate:  February 3, 1934

Director

Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Director, Member of Executive Committee, University of Pittsburgh; Director or Trustee of the Funds.


John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937

Director

President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or Trustee of the Funds.


William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918

Director

Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.


James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922

Director

Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director or Trustee of the Funds.


Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932

Director

Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.


Edward L. Flaherty, Jr.@
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  June 18, 1924

Director

Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Funds.


Peter E. Madden
One Royal Palm Way
100 Royal Palm Way
Palm Beach, FL
Birthdate:  March 16, 1942

Director

Consultant; Former State Representative, Commonwealth of Massachusetts; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation; Director or Trustee of the Funds.


Gregor F. Meyer
203 Kensington Ct.
Pittsburgh, PA
Birthdate:  October 6, 1926

Director

Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Retired from the law firm of Miller, Ament, Henny & Kochuba; Director or Trustee of the Funds.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932

Director

President, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; Director or Trustee of the Funds.


Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925

Director

Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University and U.S. Space Foundation; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center, Prague; Director or Trustee of the Funds.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935

Director

Public relations/Marketing/Conference Planning; Director or Trustee of the Funds.


J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949

Executive Vice President

President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Director of the Company.


Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930

Executive Vice President

Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.


John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938

Executive Vice President , Secretary and Treasurer

Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.




         * This Director is deemed to be an "interested person" as defined in the Investment Company Act of 1940.

         @ Member of the Executive Committee. The Executive Committee of the Board of Directors handles the responsibilities of the Board between meetings of the Board.



As used in the table above, "The Funds" and "Funds" mean the following investment companies: 111 Corcoran Funds; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc. ; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. - 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; WesMark Funds; and World Investment Series, Inc.

Fund Ownership



Officers and Directors own less than 1% of the Fund's outstanding shares.

As of October 6, 1997, there were no Class A shareholders owning 5% or more of the Fund.

As of October 6, 1997, the following shareholders of record owned 5% or more of the outstanding Class B Shares of the Fund: Merrill Lynch Pierce Fenner & Smith, Jacksonville, Florida, for the sole benefit of its customers, owned approximately 79,533 shares (5.11%).

As of October 6, 1997, the following shareholders of record owned 5% or more of the outstanding Class C Shares of the Fund: BHC Securities, Inc. owned approximately 137,434 shares (76.31%), Merrill Lynch Pierce Fenner & Smith, Jacksonville, Florida, for the sole benefit of its customers, owned approximately 11,465 shares (6.37%).

As of October 6, 1997, the following shareholders of record owned 5% or more of the outstanding Class F Shares of the Fund: Merrill Lynch Pierce Fenner & Smith, Jacksonville, Florida, for the sole benefit of its customers, owned approximately 8,038,549 shares (26.32%).



Directors Compensation




                                        AGGREGATE
NAME ,                                  COMPENSATION
POSITION WITH                           FROM                           TOTAL COMPENSATION PAID
CORPORATION                             CORPORATION*#                  FROM FUND COMPLEX +

John F. Donahue                         $ -0-                          $-0- for the Corporation and
Chairman and Director                                                  56 other investment companies in the Fund Complex
Thomas G. Bigley                        $1360.00                       $108,725 for the Corporation and
Director                                                               56 other investment companies in the Fund Complex
John T. Conroy, Jr.                     $1496.00                       $119,615 for the Corporation and
Director                                                               56 other investment companies in the Fund Complex
William J. Copeland                     $1496.00                       $119,615 for the Corporation and
Director                                                               56 other investment companies in the Fund Complex
James E. Dowd                           $1496.00                       $119,615 for the Corporation and
Director                                                               56 other investment companies in the Fund Complex
Lawrence D. Ellis, M.D.                 $1360.00                       $108,725 for the Corporation and
Director                                                               56 other investment companies in the Fund Complex
Richard B. Fisher                       $-0-                           $-0- for the Corporation and
President and Director                                                 6 other investment companies in the Fund Complex
Edward L. Flaherty, Jr.                 $1496.00                       $119,615 for the Corporation and
Director                                                               56 other investment companies in the Fund Complex
Peter E. Madden                         $1360.00                       $108,725 for the Corporation and
Director                                                               56 other investment companies in the Fund Complex
Gregor F. Meyer                         $1360.00                       $108,725 for the Corporation and
Director                                                               56 other investment companies in the Fund Complex
John E. Murray, Jr.                     $1360.00                       $108,725 for the Corporation and
Director                                                               56 other investment companies in the Fund Complex
Wesley W. Posvar                        $1360.00                       $108,725 for the Corporation and
Director                                                               56 other investment companies in the Fund Complex
Marjorie P. Smuts                       $1360.00                       $108,725 for the Corporation and
Director                                                               56 other investment companies in the Fund Complex



*Information is furnished for the fiscal year ended August 31, 1997.

#The aggregate compensation is provided for the Corporation which is comprised of one portfolio.

+The information is provided for the last calendar year.

Director Liability

The Articles of Incorporation provide that the Directors will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.



Investment Advisory Services

Adviser to the Fund

The Fund's investment adviser is Federated Advisers (the "Adviser"). It is a subsidiary of Federated Investors. All of the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J. Christopher Donahue.

The Adviser shall not be liable to the Fund or any shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund.

Advisory Fees



For its advisory services, Federated Advisers receives an annual investment advisory fee as described in the prospectus. During the fiscal years ended August 31, 1997, 1996, and 1995, the Fund's Adviser earned $2,610,540, $2,475,132, and $2,576,669, respectively.



Brokerage Transactions



When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Directors. The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the Adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the Adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.
For the fiscal years ended August 31, 1997, 1996, and 1995, the Fund paid no brokerage commissions on brokerage transactions.



Although investment decisions for the Fund are made independently from those of the other accounts managed by the Adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the Adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.

Other Services

Fund Administration


Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. From March 1, 1994, to March 1, 1996, Federated Administrative Services served as the Fund's Administrator. Prior to March 1, 1994, Federated Administrative Services, Inc. served as the Fund's Administrator. Both former Administrators are subsidiaries of Federated Investors. For purposes of this Statement of Additional Information, Federated Services Company and Federated Administrative Services may hereinafter collectively be referred to as the "Administrators." For the fiscal years ended August 31, 1997, 1996, and 1995,
the Administrators earned $328,575, $311,976, and $325,090.      Custodian and
Portfolio Accountant

State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Fund. Federated Services Company, Pittsburgh, PA, provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.

Transfer Agent

Federated Services Company, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the size, type and number of accounts and transactions made by shareholders.

Independent Auditors

The independent auditors for the Fund are Deloitte & Touche LLP, Pittsburgh, Pennsylvania.

Purchasing Shares


Except under certain circumstances described in the respective prospectuses, Shares are sold at their net asset value (plus a sales charge on Class A Shares and Class F Shares only) on days the New York Stock Exchange is open for business. The procedure for purchasing Shares is explained in the respective prospectuses under "Investing in the Fund" and "Purchasing Shares."

Quantity Discounts and Accumulated Purchases

As described in the prospectuses, larger purchases reduce or eliminate the sales charge paid. The Fund will combine purchases of Class A Shares and Class F Shares made on the same day by the investor, the investor's spouse, and the investor's children under age 21 when it calculates the sales charge. In addition, the sales charge, if applicable, is reduced for purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account.

If an additional purchase of Class A Shares and Class F Shares is made, the Fund will consider the previous purchases still invested in the Fund. For example, if a shareholder already owns Class A Shares having a current value at the public offering price of $90,000 and he purchases $10,000 more at the current public offering price, the sales charge on the additional purchase according to the schedule now in effect would be 3.75%, not 4.50%.

In addition, the Fund will also combine purchases for the purpose of reducing the contingent deferred sales charge imposed on Class F Share redemptions. For example, if a shareholder already owns Class F Shares having current value at the public offering price of $1 million and purchases an additional $1 million at the current public offering price, the applicable contingent deferred sales charge would be reduced to 0.50% of those additional Class F Shares.

To receive the sales charge reduction, Federated Securities Corp. must be notified by the shareholder in writing or by his financial intermediary at the time the purchase is made that Class A Shares or Class F Shares are already owned or that purchases are being combined. The Fund will reduce or eliminate the sales charge after it confirms the purchases.

Concurrent Purchases

For purposes of qualifying for a sales charge reduction or elimination, a shareholder has the privilege of combining concurrent purchases of Class A Shares or Class F Shares of two or more funds for which affiliates of Federated Investors serve as investment adviser and principal underwriter (the "Federated Funds"), the purchase prices of which include a sales charge. For example, if a shareholder concurrently invested $30,000 in the Class A Shares of one of the other Federated Funds with a sales charge, and $70,000 in Class A Shares of this Fund, the sales charge would be reduced.

To receive this sales charge reduction or elimination, Federated Securities Corp. must be notified by the shareholder in writing or by his financial intermediary at the time the concurrent purchases are made. The Fund will reduce or eliminate the sales charge after it confirms the purchases.



Letter of Intent

If a shareholder intends to purchase at least $100,000 of Class A Shares or at least $1 million of Class F Shares of Federated Funds (excluding money market funds) over the next 13 months, the sales charge may be reduced by signing a letter of intent to that effect. This letter of intent includes a provision for a sales charge adjustment depending on the amount actually purchased within the 13-month period and a provision for the custodian to hold up to 4.50% (in the case of Class A Shares) or 1.00% (in the case of Class F Shares) of the total amount intended to be purchased in escrow (in Shares) until such purchase is completed.

The Shares held in escrow in the shareholder's account will be released upon fulfillment of the letter of intent or the end of the 13-month period, whichever comes first. If the amount specified in the letter of intent is not purchased, an appropriate number of escrowed Shares may be redeemed in order to realize the sales charge.

The letter of intent for Class F Shares also includes a provision for reductions in the contingent deferred sales charge and holding period depending on the amount actually purchased within the 13-month period.

While this letter of intent will not obligate the shareholder to purchase Class A Shares or Class F Shares, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. At the time a letter of intent is established, current balances in accounts in any Class A Shares or Class F Shares of any Federated Funds, excluding money market accounts, will be aggregated to provide a purchase credit towards fulfillment of the letter of intent. The letter may be dated as of a prior date to include any purchase made within the past 90 days. Prior trade prices will not be adjusted.

Reinvestment Privilege

The reinvestment privilege is available for all Shares of the Fund. If Class A Shares in the Fund have been redeemed, the shareholder has the privilege, within 120 days, to reinvest the redemption proceeds at the next-determined net asset value without any sales charge. Similarly, shareholders who redeem Class B Shares, Class C Shares or Class F Shares may be reinvested in the same Share class within 120 days but would not be entitled to a reimbursement of the contingent deferred sales charge if paid at the time of redemption. However, such reinvested shares would not be subject to a contingent deferred sales charge upon later redemption. In addition, if the Class B, Class C or Class F Shares were reinvested through a financial intermediary, the financial intermediary would not be entitled to an advanced payment from Federated Securities Corp. on the reinvested Shares. Federated Securities Corp. must be notified by the shareholder in writing or by his financial intermediary of the reinvestment in order to eliminate a sales charge or a contingent deferred sales charge. If the shareholder redeems Shares in the Fund, there may be tax consequences.

Conversion of Class B Shares

Class B Shares will automatically convert into Class A Shares on or around the 15th of the month eight full years from the purchase date and will no longer be subject to a fee under the distribution plan. For purposes of conversion to Class A Shares, Shares purchased through the reinvestment of dividends and distributions paid on Class B Shares will be considered to be held in a separate sub-account. Each time any Class B Shares in the shareholder's account (other than those in the sub-account) convert to Class A Shares, an equal pro rata portion of the Class B Shares in the sub-account will also convert to Class A Shares. The conversion of Class B Shares to Class A Shares is subject to the continuing availability of a ruling from the Internal Revenue Service or an opinion of counsel that such conversions will not constitute taxable events for federal tax purposes. There can be no assurance that such ruling or opinion will be available, and the conversion of Class B Shares to Class A Shares will not occur if such a ruling or opinion is not available. In such event, Class B Shares would continue to be subject to higher expenses than Class A Shares for an indefinite period.



Distribution Plan and Shareholder Services

These arrangements permit the payment of fees to financial institutions, the distributor, and Federated Shareholder Services, to stimulate distribution activities and to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to, marketing efforts; providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.

By adopting the Distribution Plan, the Directors expect that the Fund will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Fund in pursuing its investment objectives. By identifying potential investors whose needs are served by the Fund's objectives, and properly servicing these accounts, it may be possible to curb sharp fluctuations in rates of redemptions and sales.

Other benefits, which may be realized under either arrangement, may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.



For the fiscal period ending August 31, 1997, the Fund paid distribution fees on behalf of Class B and Class C Shares in the amounts of $60,402 and $10,616, respectively. In addition, for this period, the Fund paid shareholder services fees on behalf of Class A Shares, Class B Shares, Class C Shares, and Class F Shares in the amounts of $170,894, $20,118, $3,539, and $893,271, respectively. The Fund waived shareholder services fees in the amount of $26,976 for Class F Shares.



Conversion to Federal Funds



It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds before shareholders begin to earn dividends. Federated Shareholders Services acts as the shareholder's agent in depositing checks and converting them to federal funds.

Purchases by Sales Representatives, Fund Directors, and Employees

The following individuals and their immediate family members may buy Class A Shares and Class F Shares at net asset value without a sales charge:

o Directors, employees, and sales representatives of the Fund, Federated Advisers, and Federated Securities Corp. and its affiliates;

   o  Federated Life Members (Class A Shares only); and

o any associated person of an investment dealer who has a sales agreement with Federated Securities Corp. Shares may also be sold without a sales charge to trusts, pensions, or profit-sharing plans for these individuals.



These sales are made with the purchaser's written assurance that the purchase is for investment purposes and that the securities will not be resold except through redemption by the Fund.

Determining Net Asset Value


The Fund's net asset value per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The net asset value for each class of Shares may differ due to the variance in daily net income realized by each class.

Net asset value is not determined on (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no Shares are tendered for redemption and no orders to purchase Shares are received; or (iii) the following holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.



Valuing Municipal Bonds

The Directors use an independent pricing service to value municipal bonds. The independent pricing service takes into consideration yield, stability, risk, quality, coupon rate, maturity, type of issuer, trading characteristics, special circumstances of a security or trading market, and any other factors or market data it considers relevant in determining valuations for normal institutional size trading units of debt securities and does not rely exclusively on quoted prices.

Use of Amortized Cost

The Directors have decided that the fair value of debt securities authorized to be purchased by the Fund with remaining maturities of 60 days or less at the time of purchase shall be their amortized cost value, unless the particular circumstances of the security indicate otherwise. Under this method, portfolio instruments and assets are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. The Executive Committee continually assesses this method of valuation and recommends changes where necessary to assure that the Fund's portfolio instruments are valued at their fair value as determined in good faith by the Directors.



Redeeming Shares



The Fund redeems Shares at the next computed net asset value after the Fund receives the redemption request. Shareholder redemptions may be subject to a contingent deferred sales charge. Redemption procedures are explained in the respective prospectuses under "Redeeming and Exchanging Shares." Although the transfer agent does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000.



Redemption in Kind

Although the Fund intends to redeem Shares in cash, it reserves the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from the Fund's portfolio.

Redemption in kind will be made in conformity with applicable SEC rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Directors determine to be fair and equitable.

The Corporation has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which the Corporation is obligated to redeem Shares for any shareholder in cash up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period.



Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs.

Contingent Deferred Sales Charge

In computing the amount of the applicable contingent deferred sales charge for shares subject to a holding period, redemptions are deemed to have occurred in the following order: (1) Shares acquired through the reinvestment of dividends and long-term capital gains; (2) Shares held for more than six full years from the date of purchase with respect to Class B Shares, one full year from the date of purchase with respect to Class C Shares, and four full years from the date of purchase with respect to Class F Shares; (3) Shares held for fewer than six years with respect to Class B Shares, for less than one full year from the date of purchase with respect to Class C Shares, and less than four full years from the date of purchase with respect to Class F Shares, on a first-in, first-out basis.

     Elimination of the Contingent Deferred Sales Charge--Class B Shares

         To qualify for elimination of the contingent deferred sales charge through a Systematic Withdrawal Program, the redemptions of Class B Shares must be from an account that is at least 12 months old, has all Fund distributions reinvested in Fund Shares, and has an account value of at least $10,000 when the Systematic Withdrawal Program is established. Qualifying redemptions may not exceed 1.00% monthly of the account value as periodically determined by the Fund. The amounts that a shareholder may withdraw under a Systematic Withdrawal Program that qualify for elimination of the contingent deferred sales charge may not exceed 12% annually with reference initially to the value of the Class B Shares upon establishment of the Systematic Withdrawal Program and then as calculated at the annual valuation date. Redemptions on a qualifying Systematic Withdrawal Program can be made at a rate of 1.00% monthly, 3.00% quarterly, or 6.00% semi-annually with reference to the applicable account valuation amount. Amounts that exceed the 12.00% annual limit for redemption, as described, may be subject to the contingent deferred sales charge. To the extent that a shareholder exchanges Shares for Class B Shares of other Federated Funds, the time for which the exchanged-for Shares are to be held will be added to the time for which exchanged-from Shares were held for purposes of satisfying the 12-month holding requirement. However, for purposes of meeting the $10,000 minimum account value requirement, Class B Share accounts will be not be aggregated. Any Shares purchased prior to the termination of this program would have the contingent deferred sales charge eliminated as provided in the Fund's prospectus at the time of the purchase of the Shares.

Tax Status

The Fund's Tax Status

The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:



     o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;



     o    invest in securities within certain statutory limits; and

     o distribute to its shareholders at least 90% of its net income earned during the year.

Shareholders' Tax Status

No portion of any income dividend paid by the Fund is eligible for the dividends received deduction available to corporations.

      Capital Gains

         Capital gains or losses may be realized on the sale of portfolio securities and as a result of discounts from par value on securities held to maturity. Sales would generally be made because of:

         o  the availability of higher relative yields;

         o  differentials in market values;

         o  new investment opportunities;

         o  changes in creditworthiness of an issuer; or

         o  an attempt to preserve gains or limit losses.

         Distribution of long-term capital gains are taxed as such, whether they are taken in cash or reinvested and regardless of the length of time the shareholder has owned the shares. Any loss by a shareholder on Shares held for less than six months and sold after a capital gains distribution will be treated as a long-term capital loss to the extent of the capital gains distribution.

Total Return



The Fund's average annual total returns based on offering price for the following periods ended August 31, 1997 were:




                  Date of Initial
                      Public
Share Class         Investment       One-Year     Five-Years     Ten-Years     Since Inception

Class A                8/5/96          4.13%           --                   --     3.54%
Class B                8/5/96          2.39%         --             --             2.64%
Class C                8/5/96          7.16%         --             --             7.26%
Class F               4/10/87          7.01%        5.50%          7.14%           7.22%



The average annual total return for all classes of Shares of the Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the offering price per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming a quarterly reinvestment of all dividends and distributions. Any applicable contingent deferred sales charge is deducted from the ending value of the investments based on the lesser of the original purchase price or the offering price of Shares redeemed.



Yield


The Fund's yields for the thirty-day period ended August 31, 1997, were:

Share Class         Yield

Class A             4.30%
Class B             3.75%
Class C             3.75%
Class F             4.46%

The yield for all classes of Shares of the Fund is determined by dividing the net investment income per Share (as defined by the SEC) earned by any class of Shares over a thirty-day period by the maximum offering price per Share of any class of Shares on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a twelve-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by any class of Shares because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in any class of Shares, the performance will be reduced for those shareholders paying those fees.



Tax-Equivalent Yield



The Fund's tax-equivalent yields for the thirty-day period ended August 31, 1997, were:

Share Class         Yield

Class A             5.97%
Class B             5.21%
Class C             5.21%
Class F             6.19%



The tax-equivalent yield of the Fund is calculated similarly to the yield, but is adjusted to reflect the taxable yield that the Fund would have had to earn to equal its actual yield, assuming a 28% tax and assuming that income is 100% tax-exempt.



Tax-Equivalency Table

The Fund may also use a tax-equivalency table in advertising and sales literature. The interest earned by the municipal bonds in the Fund's portfolio generally remains free from federal regular income tax,* and is often free from state and local taxes as well. As the table below indicates, a "tax-exempt" investment is an attractive choice for investors, particularly in times of narrow spreads between tax-free and taxable yields.




                        TAXABLE YIELD EQUIVALENT FOR 1997
                           MULTISTATE MUNICIPAL FUNDS
        FEDERAL INCOME TAX BRACKET:



                            15.00%        28.00%             31.00%               36.00%              39.60%




        JOINT                   $1-      $41,201-           $99,601-             $151,751-             OVER

        RETURN              41,200        99,600             151,750              271,050            $271,050



        SINGLE                  $1-      $24,651-           $59,751-             $124,651-             OVER

        RETURN              24,650        59,750             124,650              271,050            $271,050


Tax-Exempt

Yield                                       Taxable Yield Equivalent


           1.00%            1.18%          1.39%             1.45%               1.56%               1.66%

           1.50%            1.76%          2.08%             2.17%               2.34%               2.48%

           2.00%            2.35%          2.78%             2.90%               3.13%               3.31%

           2.50%            2.94%          3.47%             3.62%               3.91%               4.14%

           3.00%            3.53%          4.17%             4.35%               4.69%               4.97%

           3.50%            4.12%          4.86%             5.07%               5.47%               5.79%

           4.00%            4.71%          5.56%             5.80%               6.25%               6.62%

           4.50%            5.29%          6.25%             6.52%               7.03%               7.45%

           5.00%            5.88%          6.94%             7.25%               7.81%               8.28%

           5.50%            6.47%          7.64%             7.97%               8.59%               9.11%

           6.00%            7.06%          8.33%             8.70%               9.38%               9.93%

           6.50%            7.65%          9.03%             9.42%              10.16%              10.76%

           7.00%            8.24%          9.72%            10.14%              10.94%              11.59%

           7.50%            8.82%         10.42%            10.87%              11.72%              12.42%

           8.00%            9.41%         11.11%            11.59%              12.50%              13.25%



Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

The chart above is for illustrative purposes only. It is not an indicator of past or future performance of Fund shares.

*Some portion of the Fund's income may be subject to the federal alternative minimum tax and state and local income taxes.

Performance Comparisons

The Fund's performance depends upon such variables as:

         o  portfolio quality;

         o  average portfolio maturity;

         o  type of instruments in which the portfolio is invested;

         o  changes in interest rates and market value of portfolio securities;

         o  changes in Fund expenses; and

         o  various other factors.

The Fund's performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return.

Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

         o Lipper Analytical Services, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the high yield municipal bond funds category in advertising and sales literature.

          o Lehman Brothers Revenue Bond Index is a total return performance benchmark for the long-term, investment grade, revenue bond market. Returns and attributes for the index are calculated semi-monthly.

          o Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Advertisements and other sales literature for the Fund may quote total returns which are calculated on non-standardized base periods. These total returns represent the historic change in the value of an investment in the Fund based on monthly reinvestment of dividends over a specified period of time.

Advertisements may quote performance information which does not reflect the effect of the sales charge.

Advertising and other promotional literature may include charts, graphs and other illustrations using the Fund's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.

Economic and Market Information

Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute.

About Federated Investors

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making--structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.

The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. These traders handle trillions of dollars in annual trading volume.


In the municipal sector, as of December 31, 1996, Federated Investors managed 12 bond funds with approximately $2.0 billion in assets and 21 money market funds with approximately $9.5 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

J. Thomas Madden, Executive Vice President, oversees Federated Investors' equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors' domestic fixed income management. Henry
A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international portfolios.

Mutual Fund Market

Twenty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3 trillion to the more than 5,500 funds available.*

Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:

Institutional Clients

Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division.

Trust Organizations



Other institutional clients include close relationships with more than 1,500 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.



Broker/Dealers and Bank Broker/Dealer Subsidiaries

Federated funds are available to consumers through major brokerage firms nationwide--including 200 New York Stock Exchange firms--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high rankings in several DALBAR Surveys. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Division.

Financial Statements



The Financial Statements for the fiscal year ended August 31, 1997, are incorporated herein by reference to the Annual Report to Shareholders of the Fund dated October 31, 1997 (File Nos. 33-11410 and 811-4533). A copy of this report may be obtained without charge by contacting the Fund.





*Source: Investment Company Institute



PART C.         OTHER INFORMATION.


Item 24.          Financial Statements and Exhibits:


 (a)      Financial Statements incorporated by reference to Registrant's Annual
          Report dated August 31, 1997. (File   Nos.  33-11410 and 811-4533);
 (b)      Exhibits:
           (1)      (i) Conformed copy of Articles of
                    Incorporation of the Registrant (1); (ii)
                    Conformed copy of Amendment to Articles of Incorporation (6);
                   (iii) Conformed copy of Amended and Restated Articles of Incorporation of Federated Municipal Opportunities Fund, Inc. (10);
                    (iv) Conformed copy of Federated Municipal Opportunities Fund, Inc. Certificate of Correction (10);
           (2) Copy of Amended and Restated By-Laws of the
           Registrant (10); (3) Not applicable; (4) (i) copy of
           Specimen Certificate for Class A Shares
             (10);
                    (ii) copy of Specimen Certificate for Class B Shares
             (10);
                   (iii) copy of Specimen Certificate for Class
             C Shares (10);
                    (iv) copy of Specimen Certificate for Class
             F Shares (10);
           (5) Conformed copy of the Investment Advisory Contract of the Registrant (4);
           (6)       (i) Conformed copy of Distributor's Contract of the
                         Registrant (10);
                    (ii) Conformed copy of Exhibits A through C
                         to the Distributor's Contract (10);
                                    (iii) The Registrant hereby incorporates the
                    conformed copy of the specimen Mutual Funds
                    Sales and Service Agreement; Mutual Funds
                    Service Agreement; and Plan Trustee/Mutual
                    Funds Service Agreement from Item 24(b)(6) of the Cash Trust Series II Registration
                    Statement on Form N-1A, filed with the
                    Commission on July 24, 1995. (File Nos.
                    33-38550 and 811-6269);
            (7)     Not applicable;

+        All exhibits have been filed electronically.



1. Response is incorporated by reference to Registrant's Initial Registration Amendment No. 1 filed January 21, 1987. (File Nos. 33-11410 and 811-4533)

4. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 4 filed August 25, 1989. (File Nos. 33-11410 and 811-4533)

6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 filed October 24, 1990. (File Nos. 33-11410 and 811-4533)

10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 filed October 25, 1996. (File Nos. 33-11410 and 811-4533)

    (8)      (i) Conformed copy of Custodian Agreement
             of the Registrant (8); (ii) Conformed copy
             of Custodian Fee Schedule(+);
    (9)       (i) Conformed copy of Agreement for Fund
              Accounting Services, Administrative
              Services, Transfer Agency Services, and
              Custody Services Procurement (9); (ii)
              Conformed copy of Amended and Restated
              Shareholder Services Agreement (+);
             (iii) The responses described in Item 24(b)(6)(iii)are hereby incorporated by reference;
   (10)     Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered (8);
   (11)     Conformed copy of Consent of Independent Auditors (+);
   (12)     Not applicable;
   (13)     Conformed copy of Initial Capital Understanding (8);
   (14)     Not applicable;
   (15)       (i)    Conformed copy of Distribution Plan as     amended (10);
 (ii)          The responses described in Item
                     24(b)(6)(iii)are hereby incorporated by
                     reference;
   (16)     Copy of Schedule for Computation of Yield Calculation (8);
   (17)     Copy of Financial Data Schedules (+);
   (18) The Registrant hereby incorporates the conformed copy of the specimen Multiple Class Plan from Item 24(b)(18) of the World Investment Series, Inc. Registration Statement on Form N-1A, filed with the Commission on January 26, 1996.(File Nos. 33-52149 and 811-07141); and
   (19) Conformed copy of Power of Attorney (11).


+        All exhibits have been filed electronically.




8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed October 25, 1995. (File Nos. 33-11410 and 811-4533)

9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed May 3, 1996. (File Nos. 33-11410 and 811-4533)

10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 filed October 25, 1996. (File Nos. 33-11410 and 811-4533)

11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 17 filed September 10, 1997. (File Nos. 33-11410 and 811-4533)

Item 25.          Persons Controlled by or Under Common Control with Registrant:

                  None

Item 26.          Number of Holders of Securities:


                                                     Number of Record Holders
                  Title of Class                      as of October 6, 1997

                  Shares of capital stock
                  ($0.001 per Share par value)

                  Class A Shares                                      2,721
                  Class B Shares                                      685
                  Class C Shares                                      324
                  Class F Shares                                      8,353

Item 27.          Indemnification: (1)

Item 28.          Business and Other Connections of Investment Adviser:


                  For a description of the other business of the investment adviser, see the section entitled "Fund Information - Management of the Fund" in Part A. The affiliations with the Registrant of four of the Directors and four of the Officers of the investment adviser and their business addresses are included in Part B of this Registration Statement under "Federated Municipal Opportunities Fund, Inc. Management". The remaining Director of the investment adviser, his position with the investment adviser, and, in parentheses, his principal occupation is: Mark D. Olson (Partner, Wilson, Halbrook & Bayard), 107 W. Market Street, Georgetown, Delaware 19947.

                  The remaining Officers of the investment adviser are:



                  Executive Vice Presidents:       William D. Dawson, III

                                                   Henry A. Frantzen

                                                   J. Thomas Madden



                  Senior Vice Presidents:          Peter R. Anderson

                                                   Drew J. Collins

                                                   Jonathan C. Conley

                                                   Deborah A. Cunningham

                                                   Mark E. Durbiano

                                                   J. Alan Minteer

                                                   Susan M. Nason

                                                   Mary Jo Ochson

                                                   Robert J. Ostrowski




1. Response is incorporated by reference to Registrant's Initial Registration Amendment No. 1 filed January 21, 1987. (File Nos. 33-11410 and 811-4533)


                  Vice Presidents:                 J. Scott Albrecht

                                                   Joseph M. Balestrino

                                                   Randall S. Bauer

                                                   David F. Belton

                                                   David A. Briggs

                                                   Kenneth J. Cody

                                                   Alexandre de Bethmann

                                                   Michael P. Donnelly

                                                   Linda A. Duessel

                                                   Donald T. Ellenberger

                                                   Kathleen M. Foody-Malus

                                                   Thomas M. Franks

                                                   Edward C. Gonzales

                                                   James E. Grefenstette

                                                   Susan R. Hill

                                                   Stephen A. Keen

                                                   Robert K. Kinsey

                                                   Robert M. Kowit

                                                   Jeff A. Kozemchak

                                                   Steven Lehman

                                                   Marian R. Marinack

                                                   Sandra L. McInerney

                                                   Charles A. Ritter

                                                   Scott B. Schermerhorn

                                                   Frank Semack

                                                   Aash M. Shah

                                                   Christopher Smith

                                                   William F. Stotz

                                                   Tracy P. Stouffer

                                                   Edward J. Tiedge

                                                   Paige M. Wilhelm

                                                   Jolanta M. Wysocka



                  Assistant Vice Presidents:       Todd A. Abraham

                                                   Stefanie L. Bachhuber

                                                   Arthur J. Barry

                                                   Micheal W. Casey

                                                   Robert E. Cauley

                                                   Donna M. Fabiano

                                                   John T. Gentry

                                                   William R. Jamison

                                                   Constantine Kartsonsas

                                                   Joseph M. Natoli

                                                   Keith J. Sabol

                                                   Michael W. Sirianni

                                                   Gregg S. Tenser



                  Secretary:                       Stephen A. Keen



                  Treasurer:                       Thomas R. Donahue



                  Assistant Secretaries:           Thomas R. Donahue

                                                   Richard B. Fisher

                                                   Christine I. McGonigle



                  Assistant Treasurer:             Richard B. Fisher



                  The business address of each of the Officers of the investment adviser is Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the Funds listed in Part B of this Registration Statement.


Item 29.          Principal Underwriters:

(a) Federated Securities Corp., the Distributor for shares of the Registrant, also acts as principal underwriter for the following open-end investment companies: 111 Corcoran Funds; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
     Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; SouthTrust Vulcan Funds; Star Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Virtus Funds; The Wachovia Funds; The Wachovia Municipal Funds; Tower Mutual Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; and World Investment Series, Inc.

     Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.

                  (b)




              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Underwriter                          With Registrant


Richard B. Fisher                          Director, Chairman, Chief Director and
Federated Investors Tower                  Executive Officer, Chief                         Vice President
Pittsburgh, PA 15222-3779                  Operating Officer, Asst.
                                           Secretary and Asst.
                                           Treasurer, Federated
                                           Securities Corp.

Edward C. Gonzales                         Director, Executive Vice                         Executive Vice
Federated Investors Tower                  President, Federated,                            President
Pittsburgh, PA 15222-3779                  Securities Corp.

Thomas R. Donahue                          Director, Assistant Secretary                          --
Federated Investors Tower                  and Assistant Treasurer
Pittsburgh, PA 15222-3779                  Federated Securities Corp.

John B. Fisher                             President-Institutional Sales,                         --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz                              President-Broker/Dealer,                               --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779


David M. Taylor                            Executive Vice President                               --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark W. Bloss                              Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779
              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Underwriter                          With Registrant

Richard W. Boyd                            Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Laura M. Deger                             Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.                       Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bryant R. Fisher                           Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Christopher T. Fives                       Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

James S. Hamilton                          Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

James M. Heaton                            Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779


Keith Nixon                                Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Solon A. Person, IV                        Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Timothy C. Pillion                         Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas E. Territ                           Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Bohnet                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Byron F. Bowman                            Vice President, Secretary,                             --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis                   Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779
              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Underwriter                          With Registrant

Mary J. Combs                              Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.                     Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.                     Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Kevin J. Crenny                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Daniel T. Culbertson                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

G. Michael Cullen                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Doyle                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779


Jill Ehrenfeld                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779


Mark D. Fisher                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Joseph D. Gibbons                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

John K. Goettlicher                        Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Craig S. Gonzales                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Gonzales                        Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bruce E. Hastings                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Beth A. Hetzel                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779
              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Underwriter                          With Registrant

James E. Hickey                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Brian G. Kelly                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

H. Joseph Kennedy                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark J. Miehl                              Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Mihm                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Michael Miller                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert D. Oehlschlager                     Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779


Thomas A. Peters III                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert F. Phillips                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard A. Recker                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Eugene B. Reed                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

George D. Riedel                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul V. Riordan                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

John Rogers                                Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Brian S. Ronayne                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779
              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Underwriter                          With Registrant

Thomas S. Schinabeck                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward L. Smith                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

David W. Spears                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

John A. Staley                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779


Richard Suder                              Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Tustin                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul A. Uhlman                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Miles J. Wallace                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

John F. Wallin                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard B. Watts                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski                      Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. Wolff                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward R. Bozek                            Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Terri E. Bush                              Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779
              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Underwriter                          With Registrant

Charlene H. Jennings                       Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779


Denis McAuley  Treasurer,                                                      --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Leslie K. Platt                            Assistant Secretary,                                   --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

                  (c)      Not applicable.

Item 30.          Location of Accounts and Records:

                  All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

 Registrant..................................    Federated Investors Tower
                               ..............Pittsburgh, PA  15222-3779

 Federated Shareholder
   Services Company..........................    Federated Investors Tower
 ("Transfer Agent and Dividend               Pittsburgh, PA  15222-3779
 Disbursing Agent")

 Federated Services..........................    Federated Investors Tower
   Company                                       Pittsburgh, PA  15222-3779
 ("Administrator")

 Federated Advisers..........................    Federated Investors Tower
 ("Adviser")                                 Pittsburgh, PA  15222-3779

 State Street Bank and Trust.................    P.O. Box 8600
   Company                                       Boston, MA  02266-8600
 ("Custodian")

Item 31.          Management Services:  Not applicable.

Item 32.          Undertakings:

                  Registrant hereby undertakes to comply with the provisions of
Section 16(c) of the 1940 Act with respect to the removal of Directors and the calling of special shareholder meetings by shareholders.

                  Registrant hereby undertakes to furnish each person to whom a prospectus is delivered, a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES



      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC., certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 28th day of October, 1997.

                  FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.

                                    BY: /s/ Matthew S. Hardin
                                    Matthew S. Hardin, Assistant Secretary
                                    Attorney in Fact for John F. Donahue
                                    October 28, 1997

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:



      NAME                             TITLE                              DATE
By:   /s/ Matthew S. Hardin
      Matthew S. Hardin        Attorney In Fact               October 28, 1997
      ASSISTANT SECRETARY      For the Persons
                               Listed Below

      NAME                             TITLE

John F. Donahue*               Chairman and Director
                               (Chief Executive Officer)

Richard B. Fisher*             President and Director

John W. McGonigle*             Executive Vice President,Treasurer
                               and Secretary

Thomas G. Bigley*              Director

John T. Conroy, Jr.*           Director

William J. Copeland*           Director

James E. Dowd*                 Director

Lawrence D. Ellis, M.D.*       Director

Edward L. Flaherty, Jr.*       Director

Peter E. Madden*               Director

Gregor F. Meyer*               Director

John E. Murray, Jr.*           Director

Wesley W. Posvar*              Director

Marjorie P. Smuts*             Director

* By Power of Attorney